================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2019

================================================================================

ITEM 1.SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                FORM N-Q REPORT
                               JANUARY 31, 2019
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS
      Dimensional Emerging Markets Value Fund

NOTES TO FINANCIAL STATEMENTS
      Organization
      Security Valuation
      Financial Instruments
      Federal Tax Cost
      Recently Issued Accounting Standards
      Other
      Subsequent Event Evaluations

                 DIMENSIONAL EMERGING MARKETS VALUE FUND

               DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS
-----------------------
Investment Abbreviations

ADR                       American Depositary Receipt
GDR                       Global Depositary Receipt
P.L.C.                    Public Limited Company
SA                        Special Assessment

Investment Footnotes
>>                        Securities have generally been fair valued. See
                          Security Valuation Note within the
                          Notes to Schedules of Investments.
*                         Non-Income Producing Securities.
#                         Total or Partial Securities on Loan.
+                         See Security Valuation Note within the Notes to
                          Schedules of Investments.
@                         Security purchased with cash proceeds from
                          Securities on Loan.
(S)                       Affiliated Fund.
^^                        See Federal Tax Cost Note within the Notes to
                          Schedules of Investments.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
COMMON STOCKS -- (95.5%)
BRAZIL -- (7.7%)
    Aliansce Shopping Centers SA................................    992,615 $  5,531,747
*   Alliar Medicos A Frente SA..................................    234,100    1,007,803
    Banco Bradesco SA, ADR......................................  1,564,507   19,431,177
    Banco Bradesco SA...........................................    920,662   10,170,213
    Banco BTG Pactual SA........................................    271,125    2,200,792
    Banco do Brasil SA..........................................  5,760,692   81,974,263
    Banco Santander Brasil SA...................................  1,846,335   24,352,070
    BrasilAgro - Co. Brasileira de Propriedades Agricolas.......    216,984      957,382
*   BRF SA......................................................    744,234    4,805,300
    Camil Alimentos S.A.........................................    247,891      510,555
*   Cia Siderurgica Nacional SA.................................  4,713,172   13,192,015
    Construtora Tenda SA........................................    526,575    5,343,096
    Cosan SA....................................................  1,183,572   14,414,725
    CSU Cardsystem SA...........................................    121,500      245,841
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.....  2,756,617   12,863,819
    Direcional Engenharia SA....................................  1,368,861    3,454,907
    Duratex SA..................................................  4,017,437   13,486,492
    Embraer SA..................................................  1,042,062    5,526,602
    Embraer SA, Sponsored ADR...................................    968,215   20,603,615
*   Even Construtora e Incorporadora SA.........................  1,761,156    3,250,435
    Ez Tec Empreendimentos e Participacoes SA...................    729,626    5,542,595
    Fras-Le SA..................................................     79,200      115,099
#*  Gafisa SA, ADR..............................................    165,084    1,261,240
#   Gerdau SA, Sponsored ADR....................................  7,033,312   30,454,241
    Gerdau SA...................................................  1,459,232    5,082,709
    Guararapes Confeccoes SA....................................      5,682      244,942
*   Helbor Empreendimentos SA...................................  2,537,426    1,155,326
    Industrias Romi SA..........................................     83,600      229,233
    International Meal Co. Alimentacao SA, Class A..............  1,046,864    1,908,615
    Iochpe-Maxion SA............................................  1,407,439    8,626,918
    JBS SA...................................................... 11,255,157   46,599,402
*   JHSF Participacoes SA.......................................  1,207,574      619,573
    Kroton Educacional SA....................................... 10,231,514   32,086,263
*   LOG Commercial Properties e Participacoes SA................    243,583    1,285,638
*   Magnesita Refratarios SA....................................    643,250   10,476,269
    Marcopolo SA................................................     13,800       12,300
*   Marcopolo SA................................................    100,115      111,995
*   Marfrig Global Foods SA.....................................     97,000      161,850
*   Marisa Lojas SA.............................................    495,246      849,541
*   Mills Estruturas e Servicos de Engenharia SA................    480,246      732,117
    Movida Participacoes SA.....................................    604,527    1,646,466
    MRV Engenharia e Participacoes SA...........................  3,376,033   13,895,465
*   Paranapanema SA.............................................  1,683,489      637,385
*   Petro Rio SA................................................     44,168    1,393,758
    Petroleo Brasileiro SA, Sponsored ADR....................... 14,367,145  203,151,430
#   Petroleo Brasileiro SA, Sponsored ADR....................... 11,860,183  193,320,983
    Petroleo Brasileiro SA......................................  6,292,183   51,042,636
*   Profarma Distribuidora de Produtos Farmaceuticos SA.........     37,500       42,930
    QGEP Participacoes SA.......................................  1,365,538    4,517,120
    Qualicorp Consultoria e Corretora de Seguros SA.............    484,700    2,107,176
    Restoque Comercio e Confeccoes de Roupas SA.................        100          967
    Santos Brasil Participacoes SA..............................  1,256,600    1,543,781
*   Sao Carlos Empreendimentos e Participacoes SA...............     62,800      569,781
    Sao Martinho SA.............................................    102,089      538,469
    Ser Educacional SA..........................................    515,281    3,081,040

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                   SHARES       VALUE>>
                                                                 ----------- --------------
BRAZIL -- (Continued)
    SLC Agricola SA.............................................     576,217 $    7,000,034
*   Springs Global Participacoes SA.............................     102,200        252,056
    Sul America SA..............................................   2,321,731     20,441,155
    Suzano Papel e Celulose SA..................................     241,534      3,044,907
*   Suzano Papel e Celulose SA, Sponsored ADR...................     465,676     11,613,957
    T4F Entretenimento SA.......................................     180,200        388,378
*   Tecnisa SA..................................................   1,585,414        604,361
*   Terra Santa Agro SA.........................................         800          3,071
    Trisul SA...................................................     139,100        160,716
    Tupy SA.....................................................     649,606      3,246,868
    Usinas Siderurgicas de Minas Gerais SA......................     541,900      1,717,540
    Vale SA, Sponsored ADR......................................  14,048,492    174,763,239
    Vale SA.....................................................  25,890,664    323,336,462
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A.............................     435,528      2,495,224
*   Vulcabras Azaleia SA........................................      41,400         92,852
                                                                             --------------
TOTAL BRAZIL....................................................              1,417,528,922
                                                                             --------------
CHILE -- (1.5%)
    Besalco SA..................................................     512,877        496,708
    CAP SA......................................................   1,180,314     12,750,244
    Cementos BIO BIO SA.........................................     665,307        928,210
    Cencosud SA.................................................  14,840,571     29,990,587
*   Cia Pesquera Camanchaca SA..................................   1,334,309        155,793
*   Cia Sud Americana de Vapores SA.............................  57,970,189      1,726,072
    Cristalerias de Chile SA....................................     264,624      2,290,174
    Empresa Nacional de Telecomunicaciones SA...................     633,056      6,098,591
    Empresas CMPC SA............................................  11,696,678     42,288,456
    Empresas COPEC SA...........................................   2,561,557     35,180,220
    Empresas Hites SA...........................................   1,895,532      1,307,659
*   Empresas La Polar SA........................................  18,624,381        889,706
    Enel Americas SA, ADR.......................................   3,876,008     40,077,923
    Enel Americas SA............................................  21,341,268      4,357,216
    Enel Chile SA, ADR..........................................   2,644,622     14,360,297
    Grupo Security SA...........................................   3,240,921      1,467,636
    Inversiones Aguas Metropolitanas SA.........................   4,395,748      6,830,038
    Itau CorpBanca.............................................. 896,596,322      9,011,955
    Itau CorpBanca, ADR.........................................       3,677         55,817
#   Latam Airlines Group SA, Sponsored ADR......................     930,270     10,846,948
    Latam Airlines Group SA.....................................   1,774,919     21,168,452
    Masisa SA...................................................  39,857,471      2,543,753
    PAZ Corp. SA................................................   2,208,690      3,536,891
    Ripley Corp. SA.............................................  11,701,097     10,434,823
    Salfacorp SA................................................   3,820,024      6,142,902
    Sigdo Koppers SA............................................     190,913        333,339
*   SMU SA......................................................     276,502         77,757
    Sociedad Matriz SAAM SA.....................................  55,041,742      5,292,802
    Socovesa SA.................................................   5,538,311      3,675,024
    Vina Concha y Toro SA.......................................   1,552,271      3,217,159
                                                                             --------------
TOTAL CHILE.....................................................                277,533,152
                                                                             --------------
CHINA -- (17.2%)
    361 Degrees International, Ltd..............................   6,238,000      1,352,619
*   A8 New Media Group, Ltd.....................................     986,000         34,642
    Agile Group Holdings, Ltd...................................  13,432,999     17,851,329
    Agricultural Bank of China, Ltd., Class H................... 136,757,000     64,747,895
    Air China, Ltd., Class H....................................   9,396,000      9,406,720
    Ajisen China Holdings, Ltd..................................   1,465,000        417,780

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                             SHARES      VALUE>>
                                                                           ----------- ------------
CHINA -- (Continued)
*   Aluminum Corp. of China, Ltd., Class H................................  17,140,000 $  6,328,844
    AMVIG Holdings, Ltd...................................................   4,061,100      926,372
    Angang Steel Co., Ltd., Class H.......................................   5,510,640    4,145,354
#*  Anton Oilfield Services Group.........................................  11,664,000    1,360,519
    Anxin-China Holdings, Ltd.............................................   6,152,000       56,603
    Asia Cement China Holdings Corp.......................................   4,819,500    3,486,534
#*  Asian Citrus Holdings, Ltd............................................   4,633,000       66,421
    AVIC International Holdings, Ltd., Class H............................   2,744,000    1,448,536
    BAIC Motor Corp., Ltd., Class H.......................................  10,876,500    7,097,703
    Bank of China, Ltd., Class H.......................................... 319,537,817  148,566,445
    Bank of Chongqing Co., Ltd., Class H..................................   2,761,500    1,668,399
    Bank of Communications Co., Ltd., Class H.............................  30,438,574   25,874,508
    Bank of Tianjin Co., Ltd., Class H....................................      29,000       16,785
*   Baoye Group Co., Ltd., Class H........................................   2,211,120    1,248,059
#   BBMG Corp., Class H...................................................  12,331,000    4,230,180
    Beijing Capital International Airport Co., Ltd., Class H..............   3,162,000    2,965,973
    Beijing Capital Land, Ltd., Class H...................................   8,689,060    3,625,235
#*  Beijing Enterprises Clean Energy Group, Ltd...........................   4,880,000       75,408
    Beijing Enterprises Holdings, Ltd.....................................   2,597,500   14,766,094
#*  Beijing Enterprises Medical & Health Group, Ltd.......................   3,048,000       93,839
#   Beijing North Star Co., Ltd., Class H.................................   3,490,000    1,026,006
*   Beijing Properties Holdings, Ltd......................................     456,000       15,101
#   Beijing Urban Construction Design & Development Group Co., Ltd.,
      Class H.............................................................      65,000       25,793
#   Best Pacific International Holdings, Ltd..............................     210,000       50,655
    Bosideng International Holdings, Ltd..................................  12,864,000    2,461,156
#*  Boyaa Interactive International, Ltd..................................   2,026,000      408,406
    Brilliance China Automotive Holdings, Ltd.............................   2,338,000    2,213,689
#   BYD Electronic International Co., Ltd.................................   2,661,500    3,297,692
    C C Land Holdings, Ltd................................................  20,354,429    4,709,049
    Cabbeen Fashion, Ltd..................................................     930,000      234,977
*   Capital Environment Holdings, Ltd.....................................   8,486,000      192,307
*   CAR, Inc..............................................................   1,440,000    1,199,988
#*  Carnival Group International Holdings, Ltd............................   4,690,000       69,873
    Carrianna Group Holdings Co., Ltd.....................................   3,880,391      440,935
*   CECEP COSTIN New Materials Group, Ltd.................................     132,000        1,892
    Central China Real Estate, Ltd........................................   6,646,350    2,870,592
*   Century Sunshine Group Holdings, Ltd..................................  14,480,000      362,787
*   CGN Meiya Power Holdings Co., Ltd.....................................  12,706,000    1,779,426
    Changshouhua Food Co., Ltd............................................      91,000       38,546
    Changyou.com, Ltd., ADR...............................................       7,959      161,170
#   Chaowei Power Holdings, Ltd...........................................   4,680,000    1,809,352
*   Chigo Holding, Ltd....................................................  22,392,000      255,895
*   Chiho Environmental Group, Ltd........................................      38,000        7,270
#   China Aerospace International Holdings, Ltd...........................  18,374,000    1,291,346
    China Agri-Industries Holdings, Ltd...................................  17,563,500    6,253,191
    China Aircraft Leasing Group Holdings, Ltd............................      49,000       52,659
    China Aoyuan Group, Ltd...............................................  10,408,000    7,979,315
*   China Beidahuang Industry Group Holdings, Ltd.........................     408,000        7,419
    China BlueChemical, Ltd., Class H.....................................  14,452,878    4,712,021
    China Cinda Asset Management Co., Ltd., Class H.......................  47,902,000   12,395,375
    China CITIC Bank Corp., Ltd., Class H.................................  30,948,112   20,162,521
    China Coal Energy Co., Ltd., Class H..................................  11,053,000    4,669,018
    China Communications Construction Co., Ltd., Class H..................  21,552,327   21,626,258
    China Communications Services Corp., Ltd., Class H....................  11,653,071   10,940,122
    China Construction Bank Corp., Class H................................ 473,983,101  426,964,538
    China Dongxiang Group Co., Ltd........................................  19,497,000    2,963,661
    China Eastern Airlines Corp., Ltd., Class H...........................   5,502,000    3,388,633
    China Electronics Optics Valley Union Holding Co., Ltd................   2,532,000      160,183

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
CHINA -- (Continued)
    China Energy Engineering Corp., Ltd., Class H...............  1,236,000 $    149,911
*   China Environmental Technology and Bioenergy Holdings, Ltd..    650,000        6,154
    China Everbright Bank Co., Ltd., Class H.................... 12,049,000    5,816,448
    China Everbright, Ltd.......................................  7,561,869   14,269,825
*   China Fiber Optic Network System Group, Ltd.................  3,598,000      128,383
    China Financial Services Holdings, Ltd......................  1,884,000      129,022
#   China Galaxy Securities Co., Ltd., Class H..................  9,507,000    4,933,745
*   China Glass Holdings, Ltd...................................  6,584,000      446,786
*   China Greenfresh Group Co., Ltd.............................  2,720,000      346,539
    China Hanking Holdings, Ltd.................................    127,000       16,405
#   China Harmony New Energy Auto Holding, Ltd..................  4,503,500    1,753,085
*   China High Precision Automation Group, Ltd..................    429,000       12,506
#   China High Speed Transmission Equipment Group Co., Ltd......  1,889,000    1,952,339
    China Hongqiao Group, Ltd................................... 10,475,000    6,695,415
    China Huarong Asset Management Co., Ltd., Class H........... 60,041,000   12,225,474
*   China Huiyuan Juice Group, Ltd..............................  5,210,483      251,522
    China International Capital Corp., Ltd., Class H............  1,217,200    2,440,477
    China International Marine Containers Group Co., Ltd.,
      Class H...................................................  1,320,100    1,414,633
*   China ITS Holdings Co., Ltd.................................  3,196,147       81,511
#   China Jinmao Holdings Group, Ltd............................ 27,032,580   13,722,201
    China Lesso Group Holdings, Ltd.............................  6,130,000    3,431,840
*   China Longevity Group Co., Ltd..............................  1,152,649       37,750
    China Machinery Engineering Corp., Class H..................  4,111,000    2,025,696
#   China Merchants Land, Ltd................................... 11,902,000    1,964,489
    China Merchants Port Holdings Co., Ltd......................  6,855,903   13,594,837
    China Merchants Securities Co., Ltd., Class H...............    222,000      304,681
    China Minsheng Banking Corp., Ltd., Class H................. 27,695,400   21,217,020
    China Mobile, Ltd........................................... 27,033,000  284,315,092
    China Mobile, Ltd., Sponsored ADR...........................  1,343,555   70,496,331
    China National Building Material Co., Ltd., Class H......... 33,621,250   26,829,712
    China New Town Development Co., Ltd......................... 11,705,522      281,451
    China NT Pharma Group Co., Ltd..............................     86,500        7,968
    China Oil & Gas Group, Ltd.................................. 10,820,000      733,723
#   China Oilfield Services, Ltd., Class H......................  8,572,000    8,494,380
    China Oriental Group Co., Ltd...............................  5,520,000    3,734,635
    China Overseas Grand Oceans Group, Ltd...................... 11,941,500    4,620,443
    China Overseas Land & Investment, Ltd....................... 28,630,000  107,996,108
#   China Petroleum & Chemical Corp., ADR.......................  1,096,853   91,532,366
    China Petroleum & Chemical Corp., Class H................... 75,317,575   62,980,116
*   China Properties Group, Ltd.................................  4,905,000      711,794
    China Railway Construction Corp., Ltd., Class H............. 12,437,014   17,271,134
    China Railway Group, Ltd., Class H.......................... 20,920,000   19,591,479
    China Reinsurance Group Corp., Class H...................... 16,281,000    3,679,147
    China Resources Cement Holdings, Ltd........................ 12,230,000   12,421,068
    China Resources Land, Ltd................................... 19,786,000   77,200,309
*   China Rundong Auto Group, Ltd...............................     22,000        8,400
*   China Saite Group Co., Ltd..................................    546,000       27,729
    China Sanjiang Fine Chemicals Co., Ltd......................  3,277,000      779,381
    China SCE Group Holdings, Ltd............................... 13,252,000    5,474,464
#*  China Shengmu Organic Milk, Ltd.............................    309,000       13,620
    China Shenhua Energy Co., Ltd., Class H..................... 24,770,000   63,041,387
    China Shineway Pharmaceutical Group, Ltd....................    578,000      678,024
#*  China Silver Group, Ltd.....................................  5,664,000      558,815
#   China Singyes Solar Technologies Holdings, Ltd..............  3,173,200      413,902
    China South City Holdings, Ltd.............................. 27,296,000    4,121,899
    China Southern Airlines Co., Ltd., Class H.................. 10,660,000    7,638,946
    China Starch Holdings, Ltd.................................. 19,020,000      449,840
    China State Construction International Holdings, Ltd........  4,050,000    3,861,172
    China Sunshine Paper Holdings Co., Ltd......................  1,374,500      244,714

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
CHINA -- (Continued)
*   China Taifeng Beddings Holdings, Ltd........................    640,000 $     16,516
    China Taiping Insurance Holdings Co., Ltd...................  1,207,400    3,333,062
    China Travel International Investment Hong Kong, Ltd........ 17,987,631    5,209,168
#   China Unicom Hong Kong, Ltd., ADR...........................  6,058,092   69,849,801
    China Vast Industrial Urban Development Co., Ltd............    341,000      140,559
    China XLX Fertiliser, Ltd...................................  1,072,000      386,864
#*  China Yurun Food Group, Ltd.................................  5,153,000      725,514
    China ZhengTong Auto Services Holdings, Ltd.................  6,611,000    3,510,746
    China Zhongwang Holdings, Ltd............................... 13,496,154    6,786,494
    Chongqing Machinery & Electric Co., Ltd., Class H...........  9,208,000      681,339
    Chongqing Rural Commercial Bank Co., Ltd., Class H.......... 22,208,000   12,900,569
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd...  1,188,000       92,696
    Chu Kong Shipping Enterprise Group Co., Ltd.................    526,000      119,580
    CIFI Holdings Group Co., Ltd................................ 11,508,000    7,614,386
*   CITIC Dameng Holdings, Ltd..................................  4,333,000      226,984
    CITIC Resources Holdings, Ltd...............................  9,744,000      861,514
    CITIC Securities Co., Ltd., Class H.........................  2,680,500    5,487,491
    CITIC, Ltd.................................................. 20,502,483   31,058,492
    Citychamp Watch & Jewellery Group, Ltd......................  1,142,000      240,314
    Clear Media, Ltd............................................    101,000       95,659
    CNOOC, Ltd.................................................. 86,560,000  144,678,077
    CNOOC, Ltd., Sponsored ADR..................................    193,369   32,348,700
*   Cogobuy Group...............................................    747,000      277,457
#*  Comba Telecom Systems Holdings, Ltd......................... 11,818,683    2,726,816
    Concord New Energy Group, Ltd............................... 35,200,000    1,484,140
*   Coolpad Group, Ltd..........................................  5,380,800      440,150
*   COSCO SHIPPING Development Co., Ltd., Class H...............  4,215,000      486,300
#   COSCO SHIPPING Energy Transportation Co., Ltd., Class H.....  5,544,000    3,152,848
    COSCO SHIPPING International Hong Kong Co., Ltd.............  4,544,000    1,602,845
    COSCO SHIPPING Ports, Ltd................................... 13,834,656   14,440,293
*   Coslight Technology International Group Co., Ltd............  1,032,000      402,595
#   CPMC Holdings, Ltd..........................................  3,158,000    1,508,557
    CRCC High-Tech Equipment Corp., Ltd., Class H...............  1,931,500      497,772
#   CT Environmental Group, Ltd.................................  9,748,000      479,907
*   Ctrip.com International, Ltd., ADR..........................    312,304   10,399,723
*   DaChan Food Asia, Ltd.......................................  1,354,958       67,033
    Dah Chong Hong Holdings, Ltd................................  8,349,108    3,079,306
*   Daphne International Holdings, Ltd..........................  2,812,000       89,194
    Dawnrays Pharmaceutical Holdings, Ltd.......................    189,000       37,884
*   Digital China Holdings, Ltd.................................    323,000      155,777
*   Dongfang Electric Corp., Ltd., Class H......................    471,600      352,515
    Dongfeng Motor Group Co., Ltd., Class H..................... 13,620,000   14,278,370
    Dongyue Group, Ltd..........................................  2,991,000    1,919,101
*   Dynasty Fine Wines Group, Ltd...............................  8,362,600    1,534,588
    E-Commodities Holdings, Ltd.................................  4,884,000      256,040
#*  eHi Car Services, Ltd., Sponsored ADR.......................      8,185       85,861
    Embry Holdings, Ltd.........................................    539,000      159,501
    EVA Precision Industrial Holdings, Ltd......................  5,296,000      507,627
#   Everbright Securities Co., Ltd., Class H....................    816,000      729,971
*   Evergreen International Holdings, Ltd.......................    787,000       46,629
    Fantasia Holdings Group Co., Ltd............................ 14,662,015    2,139,516
    Far East Horizon, Ltd.......................................  3,959,000    4,092,508
    Fosun International, Ltd.................................... 11,099,183   16,653,939
#   Fufeng Group, Ltd...........................................  8,739,000    3,887,494
#*  GCL New Energy Holdings, Ltd................................  8,956,000      371,023
#*  GCL-Poly Energy Holdings, Ltd............................... 83,998,000    6,667,903
    Gemdale Properties & Investment Corp., Ltd.................. 15,276,000    1,605,298
    Genertec Universal Medical Group Co., Ltd...................  2,570,000    2,075,324
#   GF Securities Co., Ltd., Class H............................  3,557,800    5,110,673

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
CHINA -- (Continued)
#*  Glorious Property Holdings, Ltd.............................  25,831,000 $  1,247,788
    Goldlion Holdings, Ltd......................................   1,962,000      809,495
#   Goldpac Group, Ltd..........................................   1,145,000      293,284
#*  GOME Retail Holdings, Ltd...................................  80,257,000    6,985,754
#   Grand Baoxin Auto Group, Ltd................................   3,674,000    1,132,629
#   Great Wall Motor Co., Ltd., Class H.........................  17,402,500   11,847,383
    Greenland Hong Kong Holdings, Ltd...........................   7,422,575    2,168,530
    Greentown China Holdings, Ltd...............................   5,522,591    4,939,516
    Guangdong Yueyun Transportation Co., Ltd., Class H..........     225,000       84,134
    Guangshen Railway Co., Ltd., Sponsored ADR..................     325,775    6,737,027
#   Guangzhou Automobile Group Co., Ltd., Class H...............   9,622,000   10,450,309
    Guangzhou R&F Properties Co., Ltd., Class H.................   8,578,314   17,113,157
*   Guodian Technology & Environment Group Corp., Ltd., Class H.   2,687,000      113,742
*   Guolian Securities Co., Ltd., Class H.......................     171,500       42,301
#   Guorui Properties, Ltd......................................   1,844,000      338,595
    Guotai Junan Securities Co., Ltd., Class H..................     143,600      307,301
*   Haichang Ocean Park Holdings, Ltd...........................      73,000       15,013
    Haitong Securities Co., Ltd., Class H.......................  12,976,400   14,687,726
*   Hanergy Thin Film Power Group, Ltd..........................  14,642,000    9,329,502
#   Harbin Bank Co., Ltd., Class H..............................   1,489,000      336,715
#   Harbin Electric Co., Ltd., Class H..........................   5,567,474    2,982,974
#*  HC Group, Inc...............................................   1,447,000      847,654
*   Hengdeli Holdings, Ltd......................................  13,844,000      600,561
*   Hi Sun Technology China, Ltd................................   6,096,000      891,041
    Hilong Holding, Ltd.........................................   5,833,000      603,578
    HKC Holdings, Ltd...........................................   1,208,155    1,064,079
#*  Honghua Group, Ltd..........................................   5,106,000      319,992
    Honworld Group, Ltd.........................................     527,500      223,193
    Hopefluent Group Holdings, Ltd..............................   1,624,000      509,522
    Hopson Development Holdings, Ltd............................   5,448,000    4,996,411
#*  Hua Han Health Industry Holdings, Ltd.......................  23,012,000      621,696
    Hua Hong Semiconductor, Ltd.................................   2,382,000    5,317,360
    Huaneng Renewables Corp., Ltd., Class H.....................  33,002,000    9,516,788
    Huatai Securities Co., Ltd., Class H........................   4,174,800    7,815,974
    Huishang Bank Corp., Ltd., Class H..........................   1,351,900      620,667
#*  Hydoo International Holding, Ltd............................   1,112,000       64,692
    Industrial & Commercial Bank of China, Ltd., Class H........ 331,608,996  257,614,992
    Inner Mongolia Yitai Coal Co., Ltd., Class H................      10,500        7,977
#*  Jiangnan Group, Ltd.........................................  11,852,000      583,159
#   Jiangxi Copper Co., Ltd., Class H...........................   6,197,000    7,878,458
    Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H.....      37,000       18,460
#   Jingrui Holdings, Ltd.......................................     819,000      224,714
#*  JinkoSolar Holding Co., Ltd., ADR...........................     245,851    4,095,878
    Joy City Property, Ltd......................................   9,422,000    1,083,049
    Ju Teng International Holdings, Ltd.........................   7,332,249    1,962,260
    K Wah International Holdings, Ltd...........................   2,184,233    1,204,720
*   Kai Yuan Holdings, Ltd......................................  41,600,000      298,876
    Kaisa Group Holdings, Ltd...................................   6,307,632    2,029,792
    Kangda International Environmental Co., Ltd.................   5,159,000      608,059
#   Kasen International Holdings, Ltd...........................   1,807,000      846,767
    Kingboard Holdings, Ltd.....................................   5,960,345   20,972,934
    Kingboard Laminates Holdings, Ltd...........................     766,000      792,804
    Kunlun Energy Co., Ltd......................................  24,614,000   26,295,831
    KWG Group Holdings, Ltd.....................................  10,525,000   10,419,178
*   Labixiaoxin Snacks Group, Ltd...............................   2,175,000      137,285
    Lai Fung Holdings, Ltd......................................     796,839    1,039,963
    Le Saunda Holdings, Ltd.....................................     120,000       13,843
    Lee & Man Paper Manufacturing, Ltd..........................   2,119,000    1,895,275
    Legend Holdings Corp., Class H..............................     845,800    2,212,559

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
CHINA -- (Continued)
*   Leoch International Technology, Ltd.........................   2,305,000 $   168,262
*   Lianhua Supermarket Holdings Co., Ltd., Class H.............     529,000      85,937
    LK Technology Holdings, Ltd.................................     785,000      68,386
    Longfor Group Holdings, Ltd.................................   9,774,500  30,457,815
    Lonking Holdings, Ltd.......................................  13,758,000   4,649,659
#   Maanshan Iron & Steel Co., Ltd., Class H....................  11,328,000   5,437,182
    Maoye International Holdings, Ltd...........................   9,507,000     680,517
    Metallurgical Corp. of China, Ltd., Class H.................   7,423,000   2,035,749
*   MIE Holdings Corp...........................................   2,680,000      20,986
    Min Xin Holdings, Ltd.......................................     708,418     479,261
*   Mingfa Group International Co., Ltd.........................     608,000       4,362
    Minmetals Land, Ltd.........................................  11,653,205   2,104,949
    MOBI Development Co., Ltd...................................     379,000      62,033
#   Modern Land China Co., Ltd..................................   2,643,200     377,397
#*  Munsun Capital Group, Ltd...................................   4,091,500      68,691
#*  Nature Home Holding Co., Ltd................................     668,000     135,583
*   New World Department Store China, Ltd.......................   3,883,000     896,078
    Nine Dragons Paper Holdings, Ltd............................   8,438,000   8,623,508
#*  North Mining Shares Co., Ltd................................   5,170,000      21,108
    NVC Lighting Holdings, Ltd..................................   5,114,000     324,559
    Orient Securities Co., Ltd., Class H........................     381,200     268,513
    Overseas Chinese Town Asia Holdings, Ltd....................     982,000     316,283
#   Ozner Water International Holding, Ltd......................     349,000      75,349
#*  Panda Green Energy Group, Ltd...............................   3,996,000     205,361
    Parkson Retail Group, Ltd...................................   9,047,000     857,097
#   PAX Global Technology, Ltd..................................   3,983,000   1,746,777
    People's Insurance Co. Group of China, Ltd. (The), Class H..  24,064,000   9,997,357
    PetroChina Co., Ltd., ADR...................................      75,718   4,866,396
    PetroChina Co., Ltd., Class H............................... 132,694,000  85,642,642
    PICC Property & Casualty Co., Ltd., Class H.................  13,523,000  14,003,891
#   Poly Culture Group Corp., Ltd., Class H.....................     297,300     388,944
    Poly Property Group Co., Ltd................................  16,818,488   5,962,680
    Postal Savings Bank of China Co., Ltd., Class H.............   9,392,000   5,285,387
    Pou Sheng International Holdings, Ltd.......................   5,007,000     970,661
    Powerlong Real Estate Holdings, Ltd.........................  11,449,000   5,098,749
*   Prosperity International Holdings HK, Ltd...................  16,120,000      61,646
*   PW Medtech Group, Ltd.......................................   1,439,000     210,847
*   Qingdao Port International Co., Ltd., Class H...............     504,000     313,966
    Qingling Motors Co., Ltd., Class H..........................   7,704,000   1,985,906
#   Qinhuangdao Port Co., Ltd., Class H.........................      63,500      13,884
    Qunxing Paper Holdings Co., Ltd.............................   5,020,071     241,819
*   Real Gold Mining, Ltd.......................................   3,137,500     105,154
    Red Star Macalline Group Corp., Ltd., Class H...............     684,343     640,558
    Regal International Airport Group Co., Ltd., Class H........   1,177,000   1,012,235
#*  Renhe Commercial Holdings Co., Ltd..........................  43,919,000   1,679,558
#*  REXLot Holdings, Ltd........................................  77,331,618     207,018
*   Ronshine China Holdings, Ltd................................   1,277,500   1,529,668
*   Royale Furniture Holdings, Ltd..............................     582,000      67,660
    Sany Heavy Equipment International Holdings Co., Ltd........   4,972,000   1,654,515
#   Seaspan Corp................................................     574,922   5,346,775
#*  Semiconductor Manufacturing International Corp..............  11,199,198  10,582,974
#*  Semiconductor Manufacturing International Corp., ADR........     976,910   4,611,015
#   Shandong Chenming Paper Holdings, Ltd., Class H.............   1,811,227   1,059,306
    Shandong Xinhua Pharmaceutical Co., Ltd., Class H...........     104,000      52,732
    Shanghai Electric Group Co., Ltd., Class H..................   6,666,000   2,331,012
    Shanghai Industrial Holdings, Ltd...........................   4,234,918   8,919,714
#   Shanghai Industrial Urban Development Group, Ltd............  12,292,000   2,079,421
    Shanghai Jin Jiang International Hotels Group Co., Ltd.,
      Class H...................................................   8,446,000   2,138,170
    Shanghai La Chapelle Fashion Co., Ltd., Class H.............      81,000      58,162

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
CHINA -- (Continued)
    Shanghai Pharmaceuticals Holding Co., Ltd., Class H.........  2,022,900 $ 4,316,715
*   Shanghai Prime Machinery Co., Ltd., Class H.................  7,016,000   1,014,422
    Shengjing Bank Co., Ltd., Class H...........................    328,500     144,943
    Shenguan Holdings Group, Ltd................................  3,610,000     204,085
    Shenzhen International Holdings, Ltd........................  1,913,817   3,717,753
    Shenzhen Investment, Ltd.................................... 25,444,650   8,875,733
    Shimao Property Holdings, Ltd............................... 10,161,035  28,935,108
*   Shougang Concord International Enterprises Co., Ltd......... 54,246,416   1,478,486
    Shougang Fushan Resources Group, Ltd........................ 20,484,594   4,357,946
    Shui On Land, Ltd........................................... 30,798,803   7,632,611
#*  Shunfeng International Clean Energy, Ltd.................... 12,548,000     831,507
    Sihuan Pharmaceutical Holdings Group, Ltd...................  7,119,000   1,503,170
#*  Silver Grant International Industries, Ltd..................  6,430,804   1,330,259
    SIM Technology Group, Ltd...................................  7,297,000     330,838
#*  Sinofert Holdings, Ltd......................................  7,620,000     896,246
#*  Sinolink Worldwide Holdings, Ltd............................ 10,762,508     759,157
    Sino-Ocean Group Holding, Ltd............................... 24,191,602  11,890,428
    Sinopec Engineering Group Co., Ltd., Class H................  5,599,000   5,503,638
    Sinopec Kantons Holdings, Ltd...............................  5,314,000   2,438,898
    Sinopec Shanghai Petrochemical Co., Ltd., Class H...........      2,000         950
    Sinotrans, Ltd., Class H.................................... 13,270,000   6,109,508
#   Sinotruk Hong Kong, Ltd.....................................  5,172,335   9,580,077
    Skyworth Digital Holdings, Ltd.............................. 15,847,083   4,759,626
*   SOHO China, Ltd............................................. 18,234,888   7,397,026
    Springland International Holdings, Ltd......................  4,129,000     827,464
*   SPT Energy Group, Inc.......................................  1,680,000     105,484
*   SRE Group, Ltd.............................................. 21,316,285     354,237
#*  Starrise Media Holdings, Ltd................................    286,000      51,178
    Sun King Power Electronics Group............................    148,000      20,613
*   Sunshine 100 China Holdings, Ltd............................    187,000      40,336
*   Taung Gold International, Ltd...............................  7,700,000      60,989
    TCL Electronics Holdings, Ltd...............................  1,311,666     624,022
#*  Technovator International, Ltd..............................  2,134,000     327,357
*   Tenwow International Holdings, Ltd..........................  2,993,000     108,702
    Texhong Textile Group, Ltd..................................    922,500   1,237,000
    Tian An China Investment Co., Ltd...........................  4,692,000   2,580,285
#   Tiangong International Co., Ltd.............................  2,490,000     527,525
    Tianjin Port Development Holdings, Ltd...................... 18,399,657   2,164,016
#   Tianneng Power International, Ltd...........................  1,546,000   1,443,018
    Time Watch Investments, Ltd.................................     92,000      13,468
#   Tomson Group, Ltd...........................................  2,790,526     851,441
#   Tongda Group Holdings, Ltd..................................  5,060,000     687,550
    Tonly Electronics Holdings, Ltd.............................     41,330      30,862
#   Top Spring International Holdings, Ltd......................    146,000      48,048
    TPV Technology, Ltd.........................................  8,210,496   1,141,425
    Trigiant Group, Ltd.........................................  2,574,000     395,535
    United Energy Group, Ltd....................................  4,574,000     712,740
#*  V1 Group, Ltd...............................................  6,098,000     198,837
    Wasion Holdings, Ltd........................................  4,304,000   2,257,789
    Weichai Power Co., Ltd., Class H............................  4,021,000   5,426,890
    Weiqiao Textile Co., Class H................................  3,284,000   1,174,577
    West China Cement, Ltd...................................... 23,346,000   3,343,484
#   Wisdom Sports Group.........................................    440,000      30,484
    Xiamen International Port Co., Ltd., Class H................  9,798,000   1,512,804
*   Xinchen China Power Holdings, Ltd...........................  3,908,000     215,114
    Xingda International Holdings, Ltd..........................  7,615,842   2,215,643
    Xingfa Aluminium Holdings, Ltd..............................    435,000     301,562
    Xinhua Winshare Publishing and Media Co., Ltd., Class H.....  1,323,000     953,723
*   Xinjiang Xinxin Mining Industry Co., Ltd., Class H..........  2,692,000     248,307

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         SHARES      VALUE>>
                                                                       ---------- --------------
CHINA -- (Continued)
    Xinyuan Real Estate Co., Ltd., ADR................................    105,240 $      503,047
    Xtep International Holdings, Ltd..................................  2,087,000      1,349,727
*   Yanchang Petroleum International, Ltd............................. 21,400,000        175,356
    Yanzhou Coal Mining Co., Ltd., Class H............................ 10,748,000      9,881,550
    Yip's Chemical Holdings, Ltd......................................    842,000        265,487
#*  Youyuan International Holdings, Ltd...............................  3,376,251      1,248,636
*   YuanShengTai Dairy Farm, Ltd......................................    658,000         14,977
    Yuexiu Property Co., Ltd.......................................... 55,800,786     10,847,019
    Yuzhou Properties Co., Ltd........................................ 15,413,040      7,649,565
    Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H..........    473,600        235,834
#*  Zhong An Real Estate, Ltd......................................... 18,198,600        732,596
    Zhuhai Holdings Investment Group, Ltd.............................  1,404,000        174,464
    Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H.  9,018,200      3,669,027
                                                                                  --------------
TOTAL CHINA...........................................................             3,179,296,523
                                                                                  --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA................................................  1,694,204      7,693,487
    Banco de Bogota SA................................................      2,143         41,272
    Cementos Argos SA.................................................     76,280        198,500
*   Constructora Conconcreto SA.......................................     86,988         10,226
*   Corp. Financiera Colombiana SA....................................      6,270         38,367
    Grupo Argos SA....................................................  1,415,576      8,461,543
    Grupo de Inversiones Suramericana SA..............................  1,614,896     17,932,887
    Grupo Nutresa SA..................................................    195,303      1,669,353
    Mineros SA........................................................    128,115         82,934
                                                                                  --------------
TOTAL COLOMBIA........................................................                36,128,569
                                                                                  --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S...........................................................  1,629,804     41,141,840
                                                                                  --------------
GREECE -- (0.0%)
*   Alpha Bank AE.....................................................    121,090        121,495
    Bank of Greece....................................................     25,557        389,255
*   Ellaktor SA.......................................................    973,195      1,543,112
*   Intracom Holdings SA..............................................    855,955        687,537
*   Piraeus Bank SA...................................................      1,682          1,104
                                                                                  --------------
TOTAL GREECE..........................................................                 2,742,503
                                                                                  --------------
HONG KONG -- (0.0%)
*   China Rare Earth Holdings, Ltd....................................  6,722,600        248,336
                                                                                  --------------
HUNGARY -- (0.3%)
    MOL Hungarian Oil & Gas P.L.C.....................................  3,287,876     39,447,065
    OTP Bank P.L.C....................................................    232,964      9,610,591
    Richter Gedeon Nyrt...............................................     88,656      1,893,352
                                                                                  --------------
TOTAL HUNGARY.........................................................                50,951,008
                                                                                  --------------
INDIA -- (12.2%)
*   5Paisa Capital, Ltd...............................................     58,367        198,536
    Aarti Drugs, Ltd..................................................     16,264        134,148
    ACC, Ltd..........................................................    475,507      9,514,800
    Adani Enterprises, Ltd............................................  2,605,282      5,001,583
*   Adani Gas, Ltd....................................................  3,374,526      4,377,109
*   Adani Green Energy, Ltd...........................................  2,568,014      1,271,887
*   Adani Power, Ltd..................................................  5,210,321      3,415,442
*   Adani Transmissions, Ltd..........................................    674,212      2,024,737
*   Aditya Birla Capital, Ltd.........................................  2,100,032      2,396,620

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
INDIA -- (Continued)
*   Aditya Birla Fashion and Retail, Ltd........................    979,914 $  2,894,416
    Alembic, Ltd................................................    518,846      298,962
*   Allahabad Bank..............................................  1,291,820      824,163
    Allcargo Logistics, Ltd.....................................    490,638      728,455
    Ambuja Cements, Ltd.........................................  4,607,555   13,625,834
*   Amtek Auto, Ltd.............................................  1,036,955       43,644
    Anant Raj, Ltd..............................................    884,689      416,081
*   Andhra Bank.................................................  2,343,184      828,620
    Andhra Sugars, Ltd. (The)...................................     14,835       64,815
*   Anveshan Heavy Engineering, Ltd.............................     76,816      103,192
    Apar Industries, Ltd........................................    155,271    1,353,833
    Apollo Tyres, Ltd...........................................  3,551,823   10,244,037
*   Arvind Fashions, Ltd........................................    414,806    5,762,841
    Arvind, Ltd.................................................  2,074,030    2,576,832
    Ashiana Housing, Ltd........................................     51,567       83,361
    Ashoka Buildcon, Ltd........................................    583,002      980,129
    Astra Microwave Products, Ltd...............................    107,891      118,745
    Aurobindo Pharma, Ltd.......................................  1,151,205   12,731,785
*   Axis Bank, Ltd.............................................. 10,042,110  102,047,443
*   Bajaj Hindusthan Sugar, Ltd.................................  1,266,222      142,780
    Bajaj Holdings & Investment, Ltd............................    390,262   15,654,612
    Balkrishna Industries, Ltd..................................     62,262      713,684
    Balmer Lawrie & Co., Ltd....................................    590,242    1,555,371
*   Balrampur Chini Mills, Ltd..................................  2,106,695    3,042,868
    Banco Products India, Ltd...................................    125,222      298,430
*   Bank of Baroda..............................................  4,632,816    7,383,317
*   Bank of Maharashtra.........................................    969,657      200,850
    Bannari Amman Sugars, Ltd...................................        295        6,177
    BEML, Ltd...................................................    137,875    1,545,043
    Bharat Electronics, Ltd.....................................  5,015,512    5,926,842
    Bharat Heavy Electricals, Ltd...............................  7,468,691    6,795,056
    Bharti Airtel, Ltd.......................................... 16,691,766   71,843,487
    Bharti Infratel, Ltd........................................  1,311,841    5,477,453
    Birla Corp., Ltd............................................    177,985    1,215,502
    Bodal Chemicals, Ltd........................................    145,230      219,809
    Brigade Enterprises, Ltd....................................    241,708      716,242
    BSE, Ltd....................................................     74,828      622,645
    Can Fin Homes, Ltd..........................................    246,402      876,555
*   Canara Bank.................................................  1,115,380    3,948,701
    Capacit'e Infraprojects, Ltd................................     18,787       56,378
    Ceat, Ltd...................................................    277,305    4,223,080
*   Central Bank of India.......................................     70,316       31,032
    Century Textiles & Industries, Ltd..........................     12,794      143,277
*   CG Power and Industrial Solutions, Ltd......................  3,848,099    2,044,141
    Chambal Fertilizers & Chemicals, Ltd........................  1,897,540    4,816,266
    Chennai Super Kings Cricket, Ltd............................  5,080,767       30,140
    Cipla, Ltd..................................................    232,783    1,692,393
    City Union Bank, Ltd........................................  1,583,412    4,244,129
*   Coffee Day Enterprises, Ltd.................................     66,092      248,780
    Container Corp. Of India, Ltd...............................    322,944    2,978,324
*   Corp. Bank..................................................  1,646,469      606,837
*   Cox & Kings Financial Service, Ltd..........................    447,522      409,641
    Cox & Kings, Ltd............................................  1,342,658    2,922,763
    Cyient, Ltd.................................................    124,698    1,067,859
    DB Corp., Ltd...............................................    129,780      320,840
*   DB Realty, Ltd..............................................    485,818      175,645
    DCB Bank, Ltd...............................................  2,609,853    6,561,741
    DCM Shriram, Ltd............................................    439,667    2,102,564
    Deepak Fertilisers & Petrochemicals Corp., Ltd..............    355,569      584,003

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
INDIA -- (Continued)
    Delta Corp., Ltd............................................     51,743 $   169,121
*   DEN Networks, Ltd...........................................    391,626     394,493
*   Dena Bank...................................................    305,763      54,010
    Dewan Housing Finance Corp., Ltd............................  2,299,350   4,383,791
    Dhampur Sugar Mills, Ltd....................................     76,678     181,410
    Dish TV India, Ltd..........................................    289,490      96,018
*   Dishman Carbogen Amcis, Ltd.................................  1,092,608   3,168,709
    DLF, Ltd....................................................  4,133,546   9,607,934
#   Dr Reddy's Laboratories, Ltd., ADR..........................    263,337  10,056,840
    Dr Reddy's Laboratories, Ltd................................    496,386  18,983,659
    eClerx Services, Ltd........................................      2,417      36,694
    Edelweiss Financial Services, Ltd...........................    540,986   1,175,597
    EID Parry India, Ltd........................................    971,919   2,791,149
    EIH, Ltd....................................................    945,006   2,678,220
    Electrosteel Castings, Ltd..................................    948,259     284,235
    Engineers India, Ltd........................................    678,889   1,081,802
*   Eros International Media, Ltd...............................    366,181     397,652
    Essel Propack, Ltd..........................................  1,200,048   1,856,697
    Excel Industries, Ltd.......................................      1,169      19,113
*   FDC, Ltd....................................................     66,849     155,235
    Federal Bank, Ltd........................................... 13,007,526  15,716,503
    FIEM Industries, Ltd........................................      2,436      16,886
    Finolex Cables, Ltd.........................................    506,794   2,951,309
    Finolex Industries, Ltd.....................................    126,285     910,259
    Firstsource Solutions, Ltd..................................  2,945,911   2,039,694
*   Fortis Healthcare, Ltd......................................  2,206,119   4,210,665
*   Future Enterprises, Ltd.....................................  1,523,254     773,232
*   Future Retail, Ltd..........................................    624,617   3,785,715
    GAIL India, Ltd.............................................  6,727,284  31,568,723
    Gateway Distriparks, Ltd....................................    387,484     560,854
    Gati, Ltd...................................................    715,225     745,732
    General Insurance Corp. of India............................     22,340      76,422
    GHCL, Ltd...................................................    376,673   1,328,236
    GIC Housing Finance, Ltd....................................    142,373     480,584
    Glenmark Pharmaceuticals, Ltd...............................    766,829   7,051,635
    GOCL Corp., Ltd.............................................      4,209      14,530
*   Godawari Power and Ispat, Ltd...............................     78,671     256,738
    Godfrey Phillips India, Ltd.................................     70,572     923,019
    Granules India, Ltd.........................................  1,885,387   2,426,245
    Grasim Industries, Ltd......................................  2,130,244  21,594,181
    Great Eastern Shipping Co., Ltd. (The)......................    867,023   3,686,863
    Greaves Cotton, Ltd.........................................    340,138     589,706
*   GTL Infrastructure, Ltd.....................................    591,437       8,773
    Gujarat Alkalies & Chemicals, Ltd...........................    336,320   2,414,589
    Gujarat Ambuja Exports, Ltd.................................    139,378     408,791
    Gujarat Fluorochemicals, Ltd................................    387,110   4,717,809
    Gujarat Mineral Development Corp., Ltd......................  1,228,209   1,472,989
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.........    664,327   3,072,604
    Gujarat Pipavav Port, Ltd...................................    272,834     325,375
    Gujarat State Fertilizers & Chemicals, Ltd..................  2,160,587   2,963,638
    Gujarat State Petronet, Ltd.................................  2,262,154   5,670,548
*   Hathway Cable & Datacom, Ltd................................    684,589     308,655
    HBL Power Systems, Ltd......................................    233,016      86,018
    HCL Technologies, Ltd.......................................     79,232   1,123,167
    HeidelbergCement India, Ltd.................................    396,490     828,333
    Hikal, Ltd..................................................    295,081     634,204
    HIL, Ltd....................................................     18,750     504,647
    Himachal Futuristic Communications, Ltd.....................  7,745,368   2,490,132
    Himatsingka Seide, Ltd......................................    357,313   1,010,959

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
INDIA -- (Continued)
    Hindalco Industries, Ltd.................................... 11,366,192 $ 33,511,299
    Hinduja Global Solutions, Ltd...............................     74,046      653,213
    Hindustan Media Ventures, Ltd...............................     11,103       18,041
    Honda SIEL Power Products, Ltd..............................      3,435       52,939
*   Housing Development & Infrastructure, Ltd...................  3,223,056    1,190,969
    HSIL, Ltd...................................................    429,703    1,495,207
    HT Media, Ltd...............................................    800,270      456,897
    Huhtamaki PPL, Ltd..........................................      6,622       16,222
    I G Petrochemicals, Ltd.....................................     19,941       84,837
    ICICI Bank, Ltd., Sponsored ADR.............................  9,812,875  100,189,452
*   IDFC First Bank, Ltd........................................ 11,713,963    7,450,540
    IDFC, Ltd...................................................  9,004,232    5,048,972
*   IFCI, Ltd...................................................  8,839,280    1,683,238
    IIFL Holdings, Ltd..........................................  2,694,303   16,452,533
*   IL&FS Transportation Networks, Ltd..........................    529,814       55,648
    India Cements, Ltd. (The)...................................  2,739,617    3,257,539
    India Glycols, Ltd..........................................    118,892      440,961
    Indiabulls Housing Finance, Ltd.............................  1,396,249   13,059,367
*   Indiabulls Real Estate, Ltd.................................  2,831,621    2,929,131
*   Indian Bank.................................................    687,697    2,185,300
    Indian Hotels Co., Ltd. (The)...............................  4,061,461    8,141,129
    Indian Hume Pipe Co., Ltd...................................      2,945       13,721
    Indo Count Industries, Ltd..................................    394,566      257,680
    Indoco Remedies, Ltd........................................     52,819      136,541
    INEOS Styrolution India, Ltd................................     32,615      291,495
    Infosys, Ltd................................................    696,020    7,339,104
    Ingersoll-Rand India, Ltd...................................     47,442      393,169
*   Inox Leisure, Ltd...........................................     18,187       66,352
*   Inox Wind, Ltd..............................................     45,583       43,718
    Insecticides India, Ltd.....................................     12,305      101,446
*   Intellect Design Arena, Ltd.................................    399,225    1,016,034
*   International Paper APPM, Ltd...............................     25,252      169,701
    Ipca Laboratories, Ltd......................................     20,009      214,985
    ITD Cementation India, Ltd..................................    150,598      248,194
    J Kumar Infraprojects, Ltd..................................    141,986      213,501
    Jagran Prakashan, Ltd.......................................    453,470      657,526
    Jai Corp., Ltd..............................................    737,204    1,055,298
    Jain Irrigation Systems, Ltd................................  5,284,537    4,572,979
*   Jaiprakash Associates, Ltd.................................. 14,446,285    1,346,511
*   Jammu & Kashmir Bank, Ltd. (The)............................  3,014,805    1,733,238
*   Jaypee Infratech, Ltd.......................................  2,648,395      111,765
    JB Chemicals & Pharmaceuticals, Ltd.........................    401,346    1,784,886
*   JBF Industries, Ltd.........................................     64,057       16,559
    Jindal Poly Films, Ltd......................................    247,064      863,081
    Jindal Saw, Ltd.............................................  1,852,856    2,323,725
*   Jindal Stainless Hisar, Ltd.................................     10,311       11,407
*   Jindal Stainless, Ltd.......................................    222,465       85,891
*   Jindal Steel & Power, Ltd...................................  3,263,783    6,229,760
    JK Cement, Ltd..............................................    205,774    2,057,717
    JK Lakshmi Cement, Ltd......................................    398,674    1,660,007
    JK Paper, Ltd...............................................    612,784    1,175,257
    JK Tyre & Industries, Ltd...................................  1,033,227    1,321,426
    JM Financial, Ltd...........................................  3,611,805    3,945,604
    JMC Projects India, Ltd.....................................    131,140      169,688
*   JSW Energy, Ltd.............................................  5,451,141    5,137,154
*   JSW Holdings, Ltd...........................................      1,694       64,630
    JSW Steel, Ltd.............................................. 13,167,707   51,110,940
    Jubilant Life Sciences, Ltd.................................  1,028,152   10,184,407
    Kalpataru Power Transmission, Ltd...........................    668,963    3,456,639

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
INDIA -- (Continued)
    Kalyani Steels, Ltd.........................................    81,065 $   230,477
    Karnataka Bank, Ltd. (The).................................. 2,333,171   3,944,127
    Karur Vysya Bank, Ltd. (The)................................ 2,882,794   3,586,598
    KCP, Ltd. (The).............................................   226,777     279,963
*   Kiri Industries, Ltd........................................   106,177     608,566
    Kirloskar Brothers, Ltd.....................................    64,949     128,047
    Kirloskar Oil Engines, Ltd..................................   294,687     718,120
    KNR Constructions, Ltd......................................   136,733     398,091
    Kolte-Patil Developers, Ltd.................................   164,497     610,180
*   KPIT Engineering, Ltd....................................... 2,056,795   2,536,290
    KPIT Technologies, Ltd...................................... 2,056,795   3,294,011
    KPR Mill, Ltd...............................................    28,199     208,840
    KRBL, Ltd...................................................    96,906     457,079
    L&T Finance Holdings, Ltd................................... 3,857,374   7,157,656
    Lakshmi Machine Works, Ltd..................................     1,659     125,882
*   Lakshmi Vilas Bank, Ltd. (The)..............................   607,331     557,481
    Larsen & Toubro, Ltd........................................ 3,671,845  67,638,990
    Laurus Labs, Ltd............................................    36,618     191,303
    LG Balakrishnan & Bros, Ltd.................................    18,860     108,426
    LIC Housing Finance, Ltd.................................... 2,559,991  16,271,257
    Linde India, Ltd............................................    60,036     401,548
    LT Foods, Ltd...............................................   507,279     277,702
    Lumax Auto Technologies, Ltd................................    31,726      67,768
    Lupin, Ltd.................................................. 2,088,375  25,731,022
    Magma Fincorp, Ltd..........................................   321,878     442,912
    Maharashtra Scooters, Ltd...................................     5,943     269,091
    Maharashtra Seamless, Ltd...................................   180,009   1,173,632
    Mahindra & Mahindra Financial Services, Ltd................. 1,715,666   9,823,921
    Mahindra & Mahindra, Ltd.................................... 5,284,050  50,730,427
*   Mahindra CIE Automotive, Ltd................................    90,975     301,291
    Mahindra Lifespace Developers, Ltd..........................   247,493   1,350,119
    Maithan Alloys, Ltd.........................................    22,206     111,420
*   Majesco, Ltd................................................    15,115      97,811
    Man Infraconstruction, Ltd..................................   232,063     111,418
    Manappuram Finance, Ltd..................................... 5,784,804   7,549,714
    Mangalam Cement, Ltd........................................     7,882      23,739
    Marksans Pharma, Ltd........................................ 1,013,592     365,721
    Mastek, Ltd.................................................   100,251     580,656
*   Max India, Ltd..............................................   489,573     590,265
    McLeod Russel India, Ltd....................................   707,680     965,508
    Meghmani Organics, Ltd......................................   918,506     709,429
*   Mercator, Ltd...............................................   142,000      18,073
    Merck, Ltd..................................................    61,746   2,872,740
    Mirza International, Ltd....................................    72,490      75,139
    MOIL, Ltd...................................................   451,682   1,025,201
    Monte Carlo Fashions, Ltd...................................     6,053      31,522
    Motilal Oswal Financial Services, Ltd.......................     4,389      39,728
    Mphasis, Ltd................................................   501,866   7,012,028
    MPS, Ltd....................................................     3,844      25,017
    MRF, Ltd....................................................    13,476  11,620,000
    Munjal Showa, Ltd...........................................    11,077      26,602
    Muthoot Finance, Ltd........................................   903,875   6,425,360
*   Nagarjuna Fertilizers & Chemicals, Ltd...................... 1,370,067     164,361
    National Aluminium Co., Ltd................................. 4,870,779   4,054,963
*   National Fertilizers, Ltd...................................    33,882      16,956
    Nava Bharat Ventures, Ltd...................................   683,803   1,032,237
    Navin Fluorine International, Ltd...........................    19,225     169,367
*   Navkar Corp., Ltd...........................................   161,123     103,624
    NCC, Ltd.................................................... 6,686,367   7,504,129

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
INDIA -- (Continued)
*   Neuland Laboratories, Ltd...................................      1,152 $      8,623
    NIIT Technologies, Ltd......................................    311,867    5,762,699
*   NIIT, Ltd...................................................    861,021    1,009,726
    Nilkamal, Ltd...............................................     56,350    1,073,409
    NOCIL, Ltd..................................................    376,132      772,495
    Nucleus Software Exports, Ltd...............................     25,508      127,049
    Oberoi Realty, Ltd..........................................    609,858    3,821,843
    Odisha Cement, Ltd..........................................    284,948    4,146,811
    Omaxe, Ltd..................................................    505,600    1,514,861
    Orient Cement, Ltd..........................................    621,657      644,367
*   Oriental Bank of Commerce...................................    975,550    1,323,047
    Parag Milk Foods, Ltd.......................................     41,532      121,366
*   Patel Engineering, Ltd......................................     17,563        7,443
    PC Jeweller, Ltd............................................  2,343,554    2,434,207
    Persistent Systems, Ltd.....................................    267,798    2,290,961
    Petronet LNG, Ltd...........................................  4,844,788   15,511,321
    Phillips Carbon Black, Ltd..................................    488,407    1,206,675
    Piramal Enterprises, Ltd....................................    744,321   21,187,877
    PNB Housing Finance, Ltd....................................     27,922      354,538
    PNC Infratech, Ltd..........................................    236,768      472,539
    Polyplex Corp., Ltd.........................................     83,247      573,160
    Power Finance Corp., Ltd....................................  6,320,758    9,182,346
    Power Mech Projects, Ltd....................................     22,671      267,614
*   Prabhat Dairy, Ltd..........................................    172,202      144,685
    Praj Industries, Ltd........................................  1,158,084    2,139,576
*   Prakash Industries, Ltd.....................................    623,087      755,983
    Prestige Estates Projects, Ltd..............................    458,994    1,291,501
    PTC India Financial Services, Ltd...........................  2,660,009      556,959
    PTC India, Ltd..............................................  3,168,880    3,468,486
*   Punjab National Bank........................................  4,077,402    4,459,944
    Puravankara, Ltd............................................    540,207      545,945
    Quick Heal Technologies, Ltd................................     66,350      177,299
    Radico Khaitan, Ltd.........................................    201,253    1,161,151
    Rain Commodities, Ltd.......................................    885,256    1,486,995
    Rajesh Exports, Ltd.........................................    474,303    4,061,303
    Rallis India, Ltd...........................................    379,771      858,275
    Ramco Industries, Ltd.......................................    133,835      378,603
*   Ramco Systems, Ltd..........................................     20,610       67,364
    Ramkrishna Forgings, Ltd....................................     26,607      182,208
    Rashtriya Chemicals & Fertilizers, Ltd......................  1,645,424    1,475,696
    Ratnamani Metals & Tubes, Ltd...............................      6,971       86,002
    Raymond, Ltd................................................    298,430    3,159,520
    REC, Ltd....................................................  8,920,094   15,629,630
    Redington India, Ltd........................................  2,354,483    2,424,719
    Reliance Capital, Ltd.......................................  1,546,388    4,225,005
*   Reliance Communications, Ltd................................  9,652,161    1,638,204
    Reliance Home Finance, Ltd..................................  1,766,396      878,793
    Reliance Industries, Ltd., GDR..............................     98,068    3,382,436
    Reliance Industries, Ltd.................................... 34,525,037  597,097,800
    Reliance Industries, Ltd....................................      2,573       88,640
*   Reliance Power, Ltd.........................................  8,848,791    3,298,358
    Repco Home Finance, Ltd.....................................    200,419    1,132,857
    Rico Auto Industries, Ltd...................................    173,157      151,441
*   Ruchi Soya Industries, Ltd..................................    456,150       44,762
    S Chand & Co., Ltd..........................................      5,198       15,950
    Sadbhav Engineering, Ltd....................................     53,649      146,149
*   Sanghi Industries, Ltd......................................    133,780      108,266
*   Sanghvi Movers, Ltd.........................................     32,465       43,722
    Sarda Energy & Minerals, Ltd................................     55,259      186,227

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
INDIA -- (Continued)
    Sasken Technologies, Ltd....................................     19,299 $   171,899
*   Sequent Scientific, Ltd.....................................    435,379     510,495
    Seshasayee Paper & Boards, Ltd..............................     11,959     172,548
    Sharda Cropchem, Ltd........................................     28,099     125,100
    Shilpa Medicare, Ltd........................................      4,373      23,441
*   Shipping Corp. of India, Ltd................................  1,652,239     948,790
*   Shree Renuka Sugars, Ltd....................................    334,703      48,361
    Shriram City Union Finance, Ltd.............................     24,509     576,172
    Shriram Transport Finance Co., Ltd..........................  1,197,405  17,177,091
*   Sical Logistics, Ltd........................................      3,268       6,279
    Simplex Infrastructures, Ltd................................     88,696     197,616
    Sintex Industries, Ltd......................................  2,517,100     348,328
*   Sintex Plastics Technology, Ltd.............................  6,581,432   1,909,363
    Siyaram Silk Mills, Ltd.....................................      5,861      28,136
    SML ISUZU, Ltd..............................................     17,544     146,529
    Sobha, Ltd..................................................    769,312   5,091,614
*   Solara Active Pharma Sciences, Ltd..........................      1,685       9,032
    Somany Ceramics, Ltd........................................     18,040      87,128
    South Indian Bank, Ltd. (The)...............................  8,541,584   1,591,897
    Srei Infrastructure Finance, Ltd............................  1,890,601     783,447
    SRF, Ltd....................................................    223,833   6,321,258
    Srikalahasthi Pipes, Ltd....................................     77,761     199,590
    Star Cement, Ltd............................................    104,969     137,702
*   State Bank of India......................................... 12,031,982  50,058,885
*   Steel Authority of India, Ltd...............................  4,730,984   3,144,408
    Strides Pharma Science, Ltd.................................    184,644   1,196,722
    Sun Pharmaceutical Industries, Ltd..........................  3,795,564  22,522,194
    Sunteck Realty, Ltd.........................................    194,244     944,618
    Surya Roshni, Ltd...........................................     96,151     300,883
    Sutlej Textiles and Industries, Ltd.........................      7,506       4,182
    Suven Life Sciences, Ltd....................................     70,978     193,313
*   Syndicate Bank..............................................  2,092,900   1,088,931
    TAKE Solutions, Ltd.........................................    437,601     857,816
    Tamil Nadu Newsprint & Papers, Ltd..........................    321,199     992,323
    Tata Chemicals, Ltd.........................................  1,157,434  10,986,217
    Tata Global Beverages, Ltd..................................  3,159,945   9,032,421
#*  Tata Motors, Ltd., Sponsored ADR............................    103,766   1,356,222
*   Tata Motors, Ltd............................................ 16,964,747  43,283,014
    Tata Steel, Ltd.............................................  5,314,101  35,828,650
    Tata Steel, Ltd.............................................    402,178     192,550
    Tech Mahindra, Ltd..........................................  1,558,572  16,050,648
*   Techno Electric & Engineering Co., Ltd......................     54,776     186,386
*   Tejas Networks, Ltd.........................................    119,614     268,126
    Texmaco Rail & Engineering, Ltd.............................    413,245     329,310
    Thirumalai Chemicals, Ltd...................................    160,281     177,415
    Thomas Cook India, Ltd......................................     29,990      93,030
    TI Financial Holdings, Ltd..................................    512,501   3,192,212
    Tide Water Oil Co India, Ltd................................      2,390     171,717
    Time Technoplast, Ltd.......................................  1,163,979   1,583,602
    Tinplate Co. of India, Ltd. (The)...........................    215,283     426,205
    Titagarh Wagons, Ltd........................................    207,006     199,626
    Tourism Finance Corp. of India, Ltd.........................     68,586     128,826
    Transport Corp. of India, Ltd...............................    155,588     608,337
    Trident, Ltd................................................    800,175     752,426
*   Triveni Engineering & Industries, Ltd.......................    182,820     108,330
    Tube Investments of India, Ltd..............................    522,141   2,490,063
    TV Today Network, Ltd.......................................     29,230     144,382
*   TV18 Broadcast, Ltd.........................................  6,567,720   3,030,754
    TVS Srichakra, Ltd..........................................        752      24,762

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES       VALUE>>
                                                                 ----------- --------------
INDIA -- (Continued)
*   UCO Bank....................................................   2,330,376 $      630,933
    Uflex, Ltd..................................................     455,786      1,617,441
    UFO Moviez India, Ltd.......................................      21,281         73,461
    Unichem Laboratories, Ltd...................................     359,521      1,035,658
*   Union Bank of India.........................................   2,045,981      2,398,665
*   Unitech, Ltd................................................  12,073,793        272,667
*   Usha Martin, Ltd............................................     213,168         99,297
    VA Tech Wabag, Ltd..........................................     184,748        775,300
    Vardhman Textiles, Ltd......................................     240,174      3,611,639
    Vedanta, Ltd................................................  18,463,322     51,690,033
    Vedanta, Ltd., ADR..........................................     896,603     10,015,060
    Vijaya Bank.................................................   2,775,054      1,730,295
    Vindhya Telelinks, Ltd......................................      20,153        456,776
    Visaka Industries, Ltd......................................      17,061         89,469
*   Vodafone Idea, Ltd..........................................  18,594,249      7,893,067
    Welspun Corp., Ltd..........................................   1,121,673      1,647,936
    Welspun Enterprises, Ltd....................................     646,670        896,141
    Welspun India, Ltd..........................................   1,522,726      1,294,122
    West Coast Paper Mills, Ltd.................................     170,458        659,191
    Wipro, Ltd..................................................   9,490,080     49,208,834
*   Wockhardt, Ltd..............................................     286,901      1,786,337
    Yes Bank, Ltd...............................................  12,165,495     33,382,658
*   Zee Media Corp., Ltd........................................     374,089         78,351
    Zensar Technologies, Ltd....................................     829,415      2,617,447
*   Zuari Agro Chemicals, Ltd...................................      23,149         71,117
                                                                             --------------
TOTAL INDIA.....................................................              2,251,086,011
                                                                             --------------
INDONESIA -- (2.7%)
    Adaro Energy Tbk PT......................................... 202,313,500     20,218,110
    Adhi Karya Persero Tbk PT...................................  24,162,200      2,834,297
*   Agung Podomoro Land Tbk PT..................................  85,313,700      1,161,429
    AKR Corporindo Tbk PT.......................................   1,265,700        476,849
*   Alam Sutera Realty Tbk PT................................... 159,012,300      4,055,749
    Aneka Tambang Tbk PT........................................  89,920,877      6,244,871
    Asahimas Flat Glass Tbk PT..................................   4,608,600      1,514,238
    Astra Agro Lestari Tbk PT...................................   3,870,567      3,880,880
    Astra Graphia Tbk PT........................................     436,900         44,226
    Astra International Tbk PT..................................   4,065,100      2,466,100
    Astra Otoparts Tbk PT.......................................     614,000         68,835
*   Astrindo Nusantara Infrastructure Tbk PT.................... 119,031,500        426,226
*   Bakrie and Brothers Tbk PT..................................   5,548,865         19,853
*   Bakrie Telecom Tbk PT....................................... 160,430,200        574,093
*   Bank Bukopin Tbk............................................  54,046,033      1,410,697
    Bank Danamon Indonesia Tbk PT...............................  30,493,554     19,885,797
    Bank Mandiri Persero Tbk PT................................. 117,749,462     63,104,746
    Bank Negara Indonesia Persero Tbk PT........................  89,706,241     58,529,518
*   Bank Pan Indonesia Tbk PT................................... 108,662,301     10,972,557
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT........  34,986,300      5,843,275
    Bank Pembangunan Daerah Jawa Timur Tbk PT...................  27,192,000      1,451,505
    Bank Rakyat Indonesia Persero Tbk PT........................   1,869,000        518,068
    Bank Tabungan Negara Persero Tbk PT.........................  52,332,927     10,310,601
    Barito Pacific Tbk PT.......................................  46,009,400      8,617,459
    Bekasi Fajar Industrial Estate Tbk PT.......................  55,757,200      1,047,476
    BISI International Tbk PT...................................  13,394,400      1,376,268
    Blue Bird Tbk PT............................................      58,800         11,279
*   Buana Lintas Lautan Tbk PT..................................   4,077,100         38,557
*   Bumi Serpong Damai Tbk PT...................................  74,588,900      7,125,551
*   Centratama Telekomunikasi Indonesia Tbk PT..................   6,763,500         44,076
    Ciputra Development Tbk PT.................................. 159,163,278     11,132,913

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
INDONESIA -- (Continued)
*   City Retail Developments Tbk PT.............................   1,000,000 $     6,441
*   Clipan Finance Indonesia Tbk PT.............................   1,572,800      36,761
*   Delta Dunia Makmur Tbk PT...................................  23,267,400   1,078,221
*   Eagle High Plantations Tbk PT............................... 117,402,400   1,682,760
    Elnusa Tbk PT...............................................  51,940,700   1,356,115
*   Energi Mega Persada Tbk PT..................................  11,397,301      64,565
    Erajaya Swasembada Tbk PT...................................  15,714,300   2,583,070
*   Gajah Tunggal Tbk PT........................................  18,217,700   1,045,777
*   Garuda Indonesia Persero Tbk PT.............................  45,666,781   1,484,690
    Global Mediacom Tbk PT...................................... 102,794,700   2,711,032
*   Hanson International Tbk PT.................................  48,742,700     376,713
    Harum Energy Tbk PT.........................................  11,888,400   1,492,639
    Hexindo Adiperkasa Tbk PT...................................     721,744     158,075
*   Holcim Indonesia Tbk PT.....................................  26,017,400   3,684,029
    Indah Kiat Pulp & Paper Corp. Tbk PT........................  34,676,600  32,469,428
    Indika Energy Tbk PT........................................  16,457,100   2,519,907
    Indo Tambangraya Megah Tbk PT...............................   3,551,900   5,809,261
    Indofood Sukses Makmur Tbk PT...............................  61,960,900  34,463,863
    Indomobil Sukses Internasional Tbk PT.......................     814,900     192,233
*   Indo-Rama Synthetics Tbk PT.................................     180,100      89,239
    Industri dan Perdagangan Bintraco Dharma Tbk PT.............     621,900     119,846
*   Intiland Development Tbk PT.................................  96,785,100   2,230,749
    Japfa Comfeed Indonesia Tbk PT..............................  46,014,350   9,664,751
    Jaya Real Property Tbk PT................................... 114,272,300   4,748,280
*   Kawasan Industri Jababeka Tbk PT............................ 271,399,456   5,056,579
    KMI Wire & Cable Tbk PT.....................................   7,493,500     164,206
*   Krakatau Steel Persero Tbk PT...............................   7,314,600     258,935
*   Lippo Cikarang Tbk PT.......................................   3,744,200     639,084
    Lippo Karawaci Tbk PT....................................... 246,396,449   4,931,604
    Malindo Feedmill Tbk PT.....................................   8,799,100   1,108,983
*   Matahari Putra Prima Tbk PT.................................   4,231,700      55,201
*   Medco Energi Internasional Tbk PT........................... 110,730,466   8,035,743
    Media Nusantara Citra Tbk PT................................  26,136,200   1,585,938
    Metrodata Electronics Tbk PT................................   3,267,150     209,482
*   Mitra Pinasthika Mustika Tbk PT.............................   3,395,700     221,496
*   MNC Investama Tbk PT........................................ 332,569,700   1,855,633
    Modernland Realty Tbk PT....................................  89,667,000   1,451,047
*   Multipolar Tbk PT...........................................  53,342,100     455,123
*   Multistrada Arah Sarana Tbk PT..............................   1,773,100      96,572
    Pabrik Kertas Tjiwi Kimia Tbk PT............................   1,887,500   1,828,726
    Pakuwon Jati Tbk PT.........................................   2,315,800     107,881
    Pan Brothers Tbk PT.........................................  39,179,650   1,555,005
*   Panin Financial Tbk PT...................................... 203,836,500   4,447,253
*   Panin Insurance Tbk PT......................................  27,074,300   2,211,967
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT.......  46,459,884   4,890,255
    PP Persero Tbk PT...........................................  32,521,600   5,465,923
    PP Properti Tbk PT..........................................  24,878,600     281,796
    Puradelta Lestari Tbk PT....................................  12,748,100     191,693
    Ramayana Lestari Sentosa Tbk PT.............................  32,458,200   3,651,313
    Salim Ivomas Pratama Tbk PT.................................  45,338,400   1,656,394
    Sampoerna Agro PT...........................................  11,830,341   1,954,139
    Selamat Sempurna Tbk PT.....................................  26,778,900   2,895,164
    Semen Baturaja Persero Tbk PT...............................   7,983,400     928,732
    Semen Indonesia Persero Tbk PT..............................  19,945,300  18,125,167
*   Sentul City Tbk PT.......................................... 221,276,200   1,957,530
*   Siloam International Hospitals Tbk PT.......................   1,266,800     292,715
    Sinar Mas Agro Resources & Technology Tbk PT................   7,704,700   2,276,998
    Sri Rejeki Isman Tbk PT..................................... 128,764,700   3,131,524
    Summarecon Agung Tbk PT.....................................  20,122,500   1,492,769

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
INDONESIA -- (Continued)
*   Surya Esa Perkasa Tbk PT....................................  4,650,600 $    135,352
    Surya Semesta Internusa Tbk PT.............................. 47,739,500    1,668,061
    Tempo Scan Pacific Tbk PT...................................    939,300      102,425
*   Tiga Pilar Sejahtera Food Tbk............................... 41,727,122      376,283
    Timah Tbk PT................................................ 44,150,560    4,073,948
    Tiphone Mobile Indonesia Tbk PT.............................  7,827,700      460,760
*   Trada Alam Minera Tbk PT.................................... 21,553,400      327,844
*   Trias Sentosa Tbk PT........................................    336,500        9,787
    Tunas Baru Lampung Tbk PT................................... 25,529,400    1,764,212
    Tunas Ridean Tbk PT......................................... 34,967,000    2,927,955
    Ultrajaya Milk Industry & Trading Co. Tbk PT................ 21,083,600    1,798,102
    Unggul Indah Cahaya Tbk PT..................................    304,535      101,389
    United Tractors Tbk PT...................................... 13,679,200   25,228,621
*   Vale Indonesia Tbk PT....................................... 21,310,900    5,910,887
*   Visi Media Asia Tbk PT......................................  2,555,100       31,134
    Waskita Beton Precast Tbk PT................................ 85,540,200    2,358,445
    Waskita Karya Persero Tbk PT................................ 47,370,100    6,726,045
    Wijaya Karya Beton Tbk PT................................... 24,347,100      704,440
    Wijaya Karya Persero Tbk PT................................. 32,936,300    4,483,291
*   XL Axiata Tbk PT............................................ 34,233,500    5,315,642
                                                                            ------------
TOTAL INDONESIA.................................................             505,447,737
                                                                            ------------
MALAYSIA -- (2.7%)
    Aeon Co. M Bhd..............................................  1,018,000      386,301
    AFFIN Bank Bhd.............................................. 10,592,618    5,736,309
    AirAsia Group Bhd........................................... 19,115,100   14,249,579
#*  AirAsia X Bhd...............................................  1,246,100       88,438
    Alliance Bank Malaysia Bhd.................................. 15,016,000   15,589,882
    Allianz Malaysia Bhd........................................     64,000      212,234
    AMMB Holdings Bhd........................................... 20,020,762   22,075,222
#   Ann Joo Resources Bhd.......................................  2,061,200      683,462
    APM Automotive Holdings Bhd.................................    721,300      487,942
    Batu Kawan Bhd..............................................  2,010,750    8,349,546
    Benalec Holdings Bhd........................................  5,886,700      266,764
*   Berjaya Assets Bhd..........................................    746,100       54,841
#*  Berjaya Corp. Bhd........................................... 42,290,678    2,843,542
    Berjaya Food Bhd............................................    121,800       39,927
*   Berjaya Land Bhd............................................ 13,220,000      911,254
    BIMB Holdings Bhd...........................................  1,075,907      986,813
    Boustead Holdings Bhd....................................... 12,072,291    4,310,468
    Boustead Plantations Bhd....................................  3,092,200      702,751
*   Bumi Armada Bhd............................................. 29,247,800    1,431,314
    Cahya Mata Sarawak Bhd......................................    249,400      187,450
    Can-One Bhd.................................................    401,400      254,571
#   CB Industrial Product Holding Bhd...........................  1,722,100      463,166
    Chin Teck Plantations BHD...................................    309,100      519,496
    CIMB Group Holdings Bhd..................................... 51,571,494   70,991,586
    CJ Century Logistics Holdings Bhd, Class B..................     71,300        8,366
*   Coastal Contracts Bhd.......................................  3,111,500      631,726
    CSC Steel Holdings Bhd......................................  2,010,456      534,571
    Cypark Resources Bhd........................................    645,450      259,426
*   Dagang NeXchange Bhd........................................    909,800       54,769
*   Dayang Enterprise Holdings Bhd..............................  2,480,000      361,556
#   DRB-Hicom Bhd............................................... 10,460,600    4,154,853
#*  Eastern & Oriental Bhd...................................... 10,793,313    2,852,075
#*  Eco World Development Group Bhd.............................  4,203,400      946,151
    Econpile Holdings Bhd.......................................    606,000       66,882
    Ekovest BHD................................................. 10,606,100    1,351,941
    Engtex Group Bhd............................................    775,500      158,077

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
MALAYSIA -- (Continued)
    Evergreen Fibreboard Bhd....................................  6,661,289 $   619,959
    FAR East Holdings BHD.......................................  1,680,160   1,124,123
#   FGV Holdings Bhd............................................ 19,788,000   4,844,553
    Gabungan AQRS Bhd...........................................  2,739,700     606,718
    Gadang Holdings Bhd.........................................  4,381,200     590,580
    Gamuda Bhd.................................................. 11,428,800   7,711,828
    Genting Bhd................................................. 23,789,200  40,388,515
    Genting Malaysia Bhd........................................ 22,325,000  17,990,238
#   George Kent Malaysia Bhd....................................  3,475,000     921,340
    Glomac Bhd..................................................  5,725,250     519,216
    GuocoLand Malaysia Bhd......................................  2,754,100     521,562
    HAP Seng Consolidated Bhd...................................  3,507,982   8,462,347
    Hap Seng Plantations Holdings Bhd...........................  2,973,600   1,309,551
#   Hengyuan Refining Co. Bhd...................................    989,600   1,166,122
    HeveaBoard Bhd..............................................  2,287,600     352,418
#   Hiap Teck Venture Bhd.......................................  9,625,500     660,707
    Hong Leong Financial Group Bhd..............................  2,780,834  13,404,762
    Hong Leong Industries Bhd...................................    475,100   1,061,087
*   Hua Yang Bhd................................................  1,531,810     140,471
    I-Bhd.......................................................     84,900       8,610
#   IGB Bhd.....................................................  3,210,195   1,964,293
    IJM Corp. Bhd............................................... 29,409,818  13,151,725
#   Insas Bhd...................................................  6,996,000   1,318,276
    IOI Properties Group Bhd....................................  6,974,425   2,662,620
*   Iris Corp. Bhd.............................................. 18,898,200     602,223
*   Iskandar Waterfront City Bhd................................  3,703,000     394,859
#*  JAKS Resources Bhd..........................................  3,957,500     499,063
    Jaya Tiasa Holdings Bhd.....................................  5,444,733     765,514
    JCY International Bhd.......................................  8,156,600     389,842
    Keck Seng Malaysia Bhd......................................  2,504,000   2,687,864
    Kenanga Investment Bank Bhd.................................  2,123,487     291,212
    Kian JOO CAN Factory Bhd....................................  4,458,080   3,056,497
#   Kimlun Corp. Bhd............................................    912,902     252,959
#*  KNM Group Bhd............................................... 24,453,390     539,748
    Kretam Holdings Bhd.........................................  3,429,400     327,221
#*  KSL Holdings Bhd............................................  8,080,451   1,701,598
    Kumpulan Fima BHD...........................................  1,960,700     768,164
#   Kumpulan Perangsang Selangor Bhd............................  2,344,907     770,536
*   Kwantas Corp. BHD...........................................    187,500      39,755
    Land & General Bhd.......................................... 33,231,420   1,225,538
*   Landmarks Bhd...............................................  2,119,208     237,890
    LBS Bina Group Bhd..........................................  8,370,780   1,390,626
#*  Lion Industries Corp. Bhd...................................  3,076,300     393,600
    Lotte Chemical Titan Holding Bhd............................    110,500     114,091
    Magni-Tech Industries Bhd...................................     16,900      18,014
    Magnum Bhd..................................................  6,044,000   3,043,992
    Mah Sing Group Bhd.......................................... 14,040,162   3,191,648
    Malayan Banking Bhd.........................................  8,017,501  18,704,309
    Malayan Flour Mills Bhd.....................................  4,901,775     624,309
*   Malayan United Industries Bhd...............................    881,500      39,840
    Malaysia Airports Holdings Bhd..............................    601,254   1,183,814
#   Malaysia Building Society Bhd............................... 13,148,704   3,203,924
    Malaysia Marine and Heavy Engineering Holdings Bhd..........  2,406,100     387,943
#*  Malaysian Bulk Carriers Bhd.................................  4,598,325     674,833
    Malaysian Pacific Industries Bhd............................    205,275     500,649
#   Malaysian Resources Corp. Bhd............................... 24,219,700   4,034,153
    Malton Bhd..................................................  4,504,200     534,093
    Matrix Concepts Holdings Bhd................................    683,200     327,418
    MBM Resources BHD...........................................  2,415,503   1,512,160

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
MALAYSIA -- (Continued)
#*  Media Prima Bhd.............................................  6,626,700 $   626,103
    Mega First Corp. Bhd........................................  1,801,800   1,738,425
    MISC Bhd.................................................... 12,464,704  20,680,113
    Mitrajaya Holdings Bhd......................................    496,730      36,909
*   MK Land Holdings Bhd........................................    823,700      36,104
    MKH Bhd.....................................................  4,260,078   1,264,777
#   MMC Corp. Bhd............................................... 10,572,580   2,175,339
#*  MNRB Holdings Bhd...........................................  5,589,959   1,572,797
*   MPHB Capital Bhd............................................    178,400      45,052
    Muda Holdings Bhd...........................................  1,288,500     601,004
*   Mudajaya Group Bhd..........................................  4,766,537     357,464
    Muhibbah Engineering M Bhd..................................  4,342,400   3,021,628
#*  Mulpha International Bhd....................................  2,057,960     890,288
*   Naim Holdings Bhd...........................................  2,121,850     242,319
    OCK Group Bhd...............................................    108,300      14,314
#   Oriental Holdings BHD.......................................  3,251,379   5,117,281
#   OSK Holdings Bhd............................................ 11,770,806   2,619,280
    Pacific & Orient Bhd........................................    345,852      84,468
    Panasonic Manufacturing Malaysia Bhd........................    243,480   2,256,065
    Pantech Group Holdings Bhd..................................  4,446,309     494,237
    Paramount Corp. Bhd.........................................  1,734,425     885,908
*   Parkson Holdings Bhd........................................  6,044,528     399,393
    Petron Malaysia Refining & Marketing Bhd....................    192,200     307,372
    PIE Industrial Bhd..........................................    181,200      72,349
    Pos Malaysia Bhd............................................    666,500     314,888
    PPB Group Bhd...............................................  4,435,939  19,701,306
    Protasco Bhd................................................  2,747,729     164,892
#   RHB Bank Bhd................................................  9,390,100  12,469,562
*   Rimbunan Sawit Bhd..........................................  6,810,000     314,763
#*  Sapura Energy Bhd........................................... 41,938,100   2,725,506
#   Sarawak Oil Palms Bhd.......................................    677,967     438,080
    Selangor Dredging Bhd.......................................  1,210,900     197,480
    Selangor Properties Bhd.....................................     75,300     112,324
    Shangri-La Hotels Malaysia Bhd..............................    511,500     705,070
    SHL Consolidated Bhd........................................    298,200     171,009
    Sime Darby Bhd.............................................. 17,056,100   9,370,170
    Sime Darby Property Bhd.....................................  5,095,000   1,434,318
    SP Setia Bhd Group..........................................  7,311,323   4,599,533
    Star Media Group Bhd........................................  1,710,000     294,728
*   Sumatec Resources Bhd.......................................  2,855,100       3,494
    Sunway Bhd.................................................. 16,462,771   6,520,234
    Supermax Corp. Bhd..........................................  4,846,200   1,798,761
    Suria Capital Holdings Bhd..................................    989,280     361,658
*   Symphony Life Bhd...........................................     12,024       1,075
    Ta Ann Holdings Bhd.........................................  2,445,826   1,453,459
    TA Enterprise Bhd........................................... 17,678,300   2,831,282
    TA Global Bhd............................................... 15,391,880     998,984
#   Tan Chong Motor Holdings Bhd................................  3,627,600   1,244,494
    TDM Bhd.....................................................  8,375,014     370,337
    TH Plantations Bhd..........................................    900,500     128,504
    Thong Guan Industries Bhd...................................    114,200      66,527
    TIME dotCom Bhd.............................................  3,141,380   6,200,502
*   Tiong NAM Logistics Holdings................................  1,474,262     255,874
    Tropicana Corp. Bhd.........................................  7,781,246   1,652,001
    TSH Resources Bhd...........................................     95,400      26,810
    Tune Protect Group Bhd......................................  1,302,800     196,407
    UEM Edgenta Bhd.............................................  1,330,200     866,420
#   UEM Sunrise Bhd............................................. 19,521,445   3,605,986
    UMW Holdings Bhd............................................    671,900     959,094

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
MALAYSIA -- (Continued)
#   United Malacca Bhd..........................................    960,500 $  1,282,643
    UOA Development Bhd.........................................  8,522,800    4,995,301
#*  Velesto Energy Bhd.......................................... 16,557,527      772,783
*   Vivocom International Holdings Bhd..........................  3,725,667       18,174
*   Vizione Holdings Bhd........................................    605,971      149,325
    VS Industry Bhd.............................................  9,399,400    1,865,533
*   Wah Seong Corp. Bhd.........................................  3,838,083      709,444
#   WCT Holdings Bhd............................................ 11,686,262    2,313,646
    WTK Holdings Bhd............................................  5,153,250      605,090
    Yinson Holdings Bhd.........................................    274,700      275,529
#   YNH Property Bhd............................................  6,370,450    1,979,476
    YTL Corp. Bhd............................................... 59,673,343   16,048,210
*   YTL Land & Development Bhd..................................    879,200       85,089
                                                                            ------------
TOTAL MALAYSIA..................................................             498,329,535
                                                                            ------------
MEXICO -- (3.2%)
#   ALEATICA S.A.B. de C.V......................................     43,335       52,100
    Alfa S.A.B. de C.V., Class A................................ 31,554,837   39,818,443
*   Alpek S.A.B. de C.V.........................................  4,125,775    5,624,806
    Arca Continental S.A.B. de C.V..............................  1,264,196    7,335,044
*   Axtel S.A.B. de C.V.........................................    966,271      150,583
    Banco del Bajio SA..........................................    270,585      564,596
    Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand, ADR.............................  1,877,079   13,984,239
#   Banco Santander Mexico SA Institucion de Banca Multiple
      Grupo Financiero Santand, Class B.........................  5,083,610    7,581,982
#   Becle S.A.B. de C.V.........................................  1,245,274    1,595,482
*   Bio Pappel S.A.B. de C.V....................................    418,232      517,917
*   Cemex S.A.B. de C.V.........................................    424,000      229,935
*   Cemex S.A.B. de C.V., Sponsored ADR.........................  8,230,918   44,776,191
#   Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR...............    108,685    6,759,120
    Coca-Cola Femsa S.A.B. de C.V., Series L....................  1,106,840    6,916,357
    Consorcio ARA S.A.B. de C.V., Series *......................  8,636,113    2,262,648
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.,
      Class B...................................................  1,519,014    1,318,654
    Corp. Actinver S.A.B. de C.V................................    105,133       71,473
    Corpovael S.A. de C.V.......................................        800          626
#   Credito Real S.A.B. de C.V. SOFOM ER........................  1,437,906    1,480,598
    Cydsa S.A.B. de C.V.........................................      5,874        9,031
#   Dine S.A.B. de C.V..........................................  1,027,267      574,815
    El Puerto de Liverpool S.A.B. de C.V........................    541,072    3,544,850
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR....    763,339   69,479,116
*   Genomma Lab Internacional S.A.B. de C.V., Class B...........  1,004,407      698,590
#   Gentera S.A.B. de C.V.......................................  1,595,697    1,165,757
*   Grupo Aeromexico S.A.B. de C.V..............................  1,680,957    2,129,079
    Grupo Carso S.A.B. de C.V., Series A1.......................  5,822,311   22,835,876
#   Grupo Cementos de Chihuahua S.A.B. de C.V...................  2,144,243   11,813,254
    Grupo Comercial Chedraui S.A. de C.V........................  3,165,639    6,143,465
    Grupo Elektra S.A.B. de C.V.................................    247,109   13,413,649
*   Grupo Famsa S.A.B. de C.V., Class A.........................  2,531,626    1,126,653
    Grupo Financiero Banorte S.A.B. de C.V...................... 16,711,495   92,942,386
#   Grupo Financiero Inbursa S.A.B. de C.V...................... 15,362,786   22,197,899
*   Grupo Gigante S.A.B. de C.V.................................    471,076      923,811
#   Grupo Herdez S.A.B. de C.V., Series *.......................    977,438    2,123,837
*   Grupo Hotelero Santa Fe S.A.B. de C.V.......................     72,712       28,785
    Grupo Industrial Saltillo S.A.B. de C.V.....................  1,363,406    1,782,486
    Grupo KUO S.A.B. de C.V., Class B...........................  2,034,528    4,628,219
    Grupo Lala S.A.B. de C.V....................................    616,975      747,897
    Grupo Mexico S.A.B. de C.V., Series B....................... 36,426,607   86,693,506
*   Grupo Pochteca S.A.B. de C.V................................     67,810       23,688

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
MEXICO -- (Continued)
    Grupo Posadas S.A.B. de C.V.................................     328,713 $    653,223
#   Grupo Rotoplas S.A.B. de C.V................................     154,019      162,217
    Grupo Sanborns S.A.B. de C.V................................   1,389,018    1,365,610
#*  Grupo Simec S.A.B. de C.V...................................     966,202    3,075,617
*   Grupo Sports World S.A.B. de C.V............................     293,561      308,111
    Grupo Televisa S.A.B., Sponsored ADR........................     655,016    8,194,250
#   Grupo Televisa S.A.B., Series CPO...........................   1,297,070    3,251,112
#*  Hoteles City Express S.A.B. de C.V..........................     446,808      526,433
    Industrias Bachoco S.A.B. de C.V., Sponsored ADR............      32,912    1,513,952
    Industrias Bachoco S.A.B. de C.V., Series B.................   1,619,395    6,204,128
#*  Industrias CH S.A.B. de C.V., Series B......................   1,906,973    8,052,822
    Industrias Penoles S.A.B. de C.V............................     389,538    5,317,016
#*  La Comer S.A.B. de C.V......................................   4,997,412    5,148,401
    Medica Sur S.A.B. de C.V....................................       1,000        1,592
    Mexichem S.A.B. de C.V......................................  10,214,475   27,354,692
#*  Minera Frisco S.A.B. de C.V., Class A1......................   7,180,791    1,858,825
    Nemak S.A.B. de C.V.........................................   3,030,923    2,375,951
*   Organizacion Cultiba S.A.B. de C.V..........................     157,421      124,226
#*  Organizacion Soriana S.A.B. de C.V., Class B................  14,141,863   19,893,899
    Promotora y Operadora de Infraestructura S.A.B. de C.V......     398,758    4,058,011
    Promotora y Operadora de Infraestructura S.A.B. de C.V.,
      Class L...................................................       3,563       24,036
    Qualitas Controladora S.A.B. de C.V.........................     915,042    2,267,717
#   TV Azteca S.A.B. de C.V.....................................   9,572,299    1,076,256
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR..................     329,930      738,114
#   Vitro S.A.B. de C.V.........................................   1,515,449    4,050,496
                                                                             ------------
TOTAL MEXICO....................................................              593,664,150
                                                                             ------------
PHILIPPINES -- (1.1%)
    8990 Holdings, Inc..........................................   1,103,900      204,511
    A Soriano Corp..............................................   6,145,300      767,002
    ACR Mining Corp.............................................     105,455        6,792
    Alliance Global Group, Inc..................................  35,532,506    9,347,012
    Alsons Consolidated Resources, Inc..........................  19,066,000      509,219
*   Apex Mining Co., Inc........................................   2,248,000       67,337
*   Atlas Consolidated Mining & Development Corp................   5,351,500      294,847
    Bank of the Philippine Islands..............................   1,961,453    3,433,298
    BDO Unibank, Inc............................................  12,476,198   32,414,748
    Belle Corp..................................................   4,041,000      188,197
    Cebu Air, Inc...............................................   2,569,180    4,340,431
*   CEMEX Holdings Philippines, Inc.............................  14,055,000      719,071
    Century Properties Group, Inc...............................  28,217,400      257,117
    China Banking Corp..........................................     972,632      526,056
    Cosco Capital, Inc..........................................  17,135,900    2,429,016
    DMCI Holdings, Inc..........................................   3,184,500      770,140
*   East West Banking Corp......................................   4,882,900    1,163,978
*   EEI Corp....................................................   2,006,100      311,990
    Emperador, Inc..............................................   1,340,900      193,048
*   Empire East Land Holdings, Inc..............................  22,978,000      216,950
    Filinvest Development Corp..................................     254,000       60,919
    Filinvest Land, Inc......................................... 160,409,031    4,590,847
    First Philippine Holdings Corp..............................   4,024,680    5,618,745
*   Global Ferronickel Holdings, Inc............................   7,872,176      231,458
    GT Capital Holdings, Inc....................................     301,157    6,185,508
    Holcim Philippines, Inc.....................................     110,500       18,198
    Integrated Micro-Electronics, Inc...........................   1,705,500      405,787
    International Container Terminal Services, Inc..............   1,423,530    2,960,742
    JG Summit Holdings, Inc.....................................  12,881,240   16,015,115
    Lopez Holdings Corp.........................................  29,607,000    2,958,258
    LT Group, Inc...............................................  17,186,800    5,121,642

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
PHILIPPINES -- (Continued)
    Megaworld Corp.............................................. 126,620,800 $ 12,573,086
    Metro Retail Stores Group, Inc..............................   1,545,000       75,315
    Metropolitan Bank & Trust Co................................   7,865,624   12,696,456
    Nickel Asia Corp............................................  15,860,940      747,593
    Pepsi-Cola Products Philippines, Inc........................   1,602,000       41,073
    Petron Corp.................................................  21,897,300    3,143,819
    Philex Mining Corp..........................................   4,243,000      327,956
*   Philippine National Bank....................................   4,304,833    3,719,260
*   Philippine National Construction Corp.......................     398,900        7,035
    Philippine Savings Bank.....................................   1,873,273    2,099,852
    Phinma Energy Corp..........................................  24,730,000      606,736
    Phoenix Petroleum Philippines, Inc..........................   1,527,700      315,283
    Pilipinas Shell Petroleum Corp..............................     127,030      117,212
    Premium Leisure Corp........................................   6,313,000      114,077
    RFM Corp....................................................     976,000       89,906
    Rizal Commercial Banking Corp...............................   6,264,706    3,123,662
    Robinsons Land Corp.........................................  32,366,008   13,696,885
    Robinsons Retail Holdings, Inc..............................     312,740      528,002
    San Miguel Corp.............................................   6,273,466   19,901,951
    San Miguel Food and Beverage, Inc...........................     385,350      702,880
    Security Bank Corp..........................................   1,947,014    6,697,791
    SSI Group, Inc..............................................   2,648,000      121,359
    STI Education Systems Holdings, Inc.........................  13,050,000      200,389
*   Top Frontier Investment Holdings, Inc.......................     628,532    3,382,233
*   Travellers International Hotel Group, Inc...................   2,808,200      296,275
    Union Bank Of Philippines...................................   4,413,349    5,470,193
    Vista Land & Lifescapes, Inc................................  64,597,868    7,244,742
                                                                             ------------
TOTAL PHILIPPINES...............................................              200,369,000
                                                                             ------------
POLAND -- (1.4%)
*   AB SA.......................................................       5,573       28,761
    Agora SA....................................................     472,664    1,347,376
*   Alior Bank SA...............................................     227,402    3,522,196
    Alumetal SA.................................................       6,054       65,626
    Amica SA....................................................       6,556      215,992
    Asseco Poland SA............................................   1,113,981   14,376,488
    Bank Handlowy w Warszawie SA................................      30,090      559,484
*   Bank Millennium SA..........................................   4,356,379   10,347,019
    Bank Pekao SA...............................................       6,427      191,276
*   Boryszew SA.................................................     246,085      311,368
    Ciech SA....................................................     136,582    1,929,151
    Cognor SA...................................................     156,283       76,170
*   Cyfrowy Polsat SA...........................................     733,013    4,670,258
*   Enea SA.....................................................   2,423,548    6,992,842
#   Firma Oponiarska Debica SA..................................      62,535    1,463,064
*   Getin Holding SA............................................     755,545      213,439
*   Getin Noble Bank SA.........................................     948,327      117,575
    Grupa Azoty SA..............................................     236,563    2,357,379
    Grupa Kety SA...............................................      48,116    4,412,834
    Grupa Lotos SA..............................................   1,364,449   34,114,151
*   Impexmetal SA...............................................   2,620,483    2,404,084
*   Jastrzebska Spolka Weglowa SA...............................      95,348    1,753,131
    Kernel Holding SA...........................................     472,763    6,503,450
*   KGHM Polska Miedz SA........................................   1,177,255   29,866,040
    LC Corp. SA.................................................   1,366,845      880,454
*   Lubelski Wegiel Bogdanka SA.................................      50,693      765,739
    mBank SA....................................................      19,957    2,409,842
*   Netia SA....................................................   2,058,981    2,850,637
*   PGE Polska Grupa Energetyczna SA............................   7,396,379   23,656,970

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
POLAND -- (Continued)
*   PKP Cargo SA................................................     90,153 $    995,336
*   Polnord SA..................................................      5,709       13,035
    Polski Koncern Naftowy Orlen S.A............................  2,508,420   70,676,637
    Powszechna Kasa Oszczednosci Bank Polski SA.................  1,992,626   21,181,781
    Stalexport Autostrady SA....................................    189,773      202,271
    Stalprodukt SA..............................................      3,527      313,232
*   Tauron Polska Energia SA.................................... 10,944,247    6,998,400
#   Trakcja SA..................................................    494,372      505,350
*   VRG SA......................................................     37,292       38,483
                                                                            ------------
TOTAL POLAND....................................................             259,327,321
                                                                            ------------
RUSSIA -- (2.1%)
*   AFI Development P.L.C., GDR.................................     16,827        3,817
    Etalon Group P.L.C., GDR....................................    110,885      227,314
    Gazprom PJSC, Sponsored ADR................................. 22,632,193  110,653,680
    Gazprom PJSC, Sponsored ADR.................................     48,875      239,243
    Lukoil PJSC, Sponsored ADR(BYZF386).........................  1,493,166  119,751,913
    Lukoil PJSC, Sponsored ADR(BYZDW2900).......................  1,526,223  122,551,804
    Magnitogorsk Iron & Steel Works PJSC, GDR...................    658,541    5,686,478
    Ros Agro P.L.C., GDR........................................      1,124       13,938
    Rosneft Oil Co. PJSC, GDR...................................  2,708,027   16,925,169
    RusHydro PJSC, ADR..........................................  6,921,766    5,078,036
    VTB Bank PJSC, GDR..........................................  3,125,281    3,953,481
                                                                            ------------
TOTAL RUSSIA....................................................             385,084,873
                                                                            ------------
SINGAPORE -- (0.0%)
*   Pacc Offshore Services Holdings, Ltd........................  1,498,425      208,518
                                                                            ------------
SOUTH AFRICA -- (7.0%)
    Absa Group, Ltd.............................................  7,620,796  106,945,329
#*  Adcorp Holdings, Ltd........................................    928,995    1,396,340
    AECI, Ltd...................................................  1,742,692   11,679,193
    African Oxygen, Ltd.........................................    116,909      241,925
#*  African Phoenix Investments, Ltd............................ 10,121,910      323,655
    African Rainbow Minerals, Ltd...............................  1,722,499   19,335,727
    Alexander Forbes Group Holdings, Ltd........................  5,772,501    2,021,524
    Allied Electronics Corp., Ltd., Class A.....................    128,358      169,952
    Alviva Holdings, Ltd........................................  1,012,656    1,333,043
    Anglo American Platinum, Ltd................................    365,030   17,619,948
    AngloGold Ashanti, Ltd......................................  1,921,898   27,105,239
#   AngloGold Ashanti, Ltd., Sponsored ADR......................  3,390,165   48,445,458
#*  ArcelorMittal South Africa, Ltd.............................  2,434,952      593,021
*   Ascendis Health, Ltd........................................    171,417       70,643
    Aspen Pharmacare Holdings, Ltd..............................  1,864,971   20,500,398
    Assore, Ltd.................................................     90,093    2,338,140
#*  Aveng, Ltd.................................................. 85,419,618      324,915
    Barloworld, Ltd.............................................  4,180,578   38,315,613
*   Blue Label Telecoms, Ltd....................................  3,106,950    1,045,150
#*  Brait SE....................................................  2,567,253    5,438,410
    Caxton and CTP Publishers and Printers, Ltd.................  3,089,885    1,945,845
#   Clover Industries, Ltd......................................  1,515,598    2,261,159
*   DataTec, Ltd................................................  4,748,370   10,432,559
#   DRDGOLD, Ltd................................................  5,442,943    1,249,087
*   enX Group, Ltd..............................................    391,330      365,462
*   EOH Holdings, Ltd...........................................    505,735    1,010,573
    Exxaro Resources, Ltd.......................................  2,510,483   29,261,509
    Gold Fields, Ltd............................................  2,282,800    9,263,630
#   Gold Fields, Ltd., Sponsored ADR............................ 12,394,460   50,817,286

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ---------- --------------
SOUTH AFRICA -- (Continued)
*   Grindrod Shipping Holdings, Ltd.............................    187,872 $    1,249,117
*   Grindrod, Ltd...............................................  7,564,826      4,368,339
*   Harmony Gold Mining Co., Ltd................................  1,956,999      3,929,758
*   Harmony Gold Mining Co., Ltd., Sponsored ADR................    491,788        973,740
*   Howden Africa Holdings, Ltd.................................      3,740         12,332
    Hudaco Industries, Ltd......................................    159,537      1,747,042
    Hulamin, Ltd................................................  1,953,365        659,385
#*  Impala Platinum Holdings, Ltd...............................  5,228,472     15,356,590
    Imperial Logistics, Ltd.....................................  2,207,724     11,322,979
    Investec, Ltd...............................................  2,776,896     18,303,198
#   Invicta Holdings, Ltd.......................................     93,463        248,703
    KAP Industrial Holdings, Ltd................................  6,072,414      3,932,526
    Kumba Iron Ore, Ltd.........................................    516,493     13,294,733
    Lewis Group, Ltd............................................  1,605,344      3,978,134
    Liberty Holdings, Ltd.......................................  1,721,995     13,913,458
    Life Healthcare Group Holdings, Ltd.........................  3,233,960      6,629,403
    Long4Life, Ltd..............................................    861,364        292,060
    Merafe Resources, Ltd....................................... 25,134,675      2,652,418
    Metair Investments, Ltd.....................................  1,669,284      2,362,408
*   MMI Holdings, Ltd........................................... 17,232,544     21,834,294
    Mpact, Ltd..................................................  2,812,393      4,544,953
#   MTN Group, Ltd.............................................. 20,704,342    135,465,164
    Murray & Roberts Holdings, Ltd..............................  6,948,515      7,493,095
*   Nampak, Ltd.................................................  5,399,441      5,690,251
    Nedbank Group, Ltd..........................................  2,665,814     57,695,534
    Novus Holdings, Ltd.........................................    267,647         84,203
    Omnia Holdings, Ltd.........................................    746,296      4,762,372
    Peregrine Holdings, Ltd.....................................  1,504,226      2,074,752
*   PPC, Ltd....................................................  9,040,789      3,785,312
    Raubex Group, Ltd...........................................  2,245,902      3,158,186
    RCL Foods, Ltd..............................................    159,113        186,259
    Reunert, Ltd................................................  1,051,904      5,585,055
    Rhodes Food Group Pty, Ltd..................................     23,326         29,383
*   Royal Bafokeng Platinum, Ltd................................    469,845      1,029,954
    Sappi, Ltd..................................................  7,768,676     45,894,344
    Sasol, Ltd..................................................  3,240,620     98,042,454
#   Sasol, Ltd., Sponsored ADR..................................  1,523,175     46,015,117
#*  Sibanye Gold, Ltd...........................................  6,956,319      6,046,015
#*  Sibanye Gold, Ltd., Sponsored ADR...........................  2,498,559      8,570,059
#   Standard Bank Group, Ltd.................................... 16,857,458    249,063,952
#*  Steinhoff International Holdings NV......................... 23,998,309      3,006,574
*   Super Group, Ltd............................................  4,836,479     12,487,759
#   Telkom SA SOC, Ltd..........................................  5,022,540     25,412,497
    Tongaat Hulett, Ltd.........................................  1,558,340      5,920,640
    Trencor, Ltd................................................  1,618,937      3,572,583
    Tsogo Sun Holdings, Ltd.....................................  2,701,880      4,033,284
    Wilson Bayly Holmes-Ovcon, Ltd..............................    612,270      6,441,681
                                                                            --------------
TOTAL SOUTH AFRICA..............................................             1,285,002,782
                                                                            --------------
SOUTH KOREA -- (16.6%)
#   Aekyung Petrochemical Co., Ltd..............................    117,801        952,417
    AJ Networks Co., Ltd........................................     58,735        257,445
#*  AJ Rent A Car Co., Ltd......................................    142,766      1,520,797
#*  Ajin Industrial Co., Ltd....................................     89,101        226,231
    AK Holdings, Inc............................................     21,581        991,590
#*  APS Holdings Corp...........................................     38,646        153,569
#   Asia Cement Co., Ltd........................................     19,344      2,229,688
#   ASIA Holdings Co., Ltd......................................     14,578      1,645,580
#   Asia Paper Manufacturing Co., Ltd...........................     68,198      2,006,548

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
*   Asiana Airlines, Inc........................................ 1,194,370 $ 4,695,170
#   AUK Corp....................................................   358,407     741,951
#   Austem Co., Ltd.............................................   268,376     857,491
*   Avaco Co., Ltd..............................................    31,495     188,120
    Baiksan Co., Ltd............................................    32,477     191,047
    BGF Co., Ltd................................................   282,831   2,021,262
    Bixolon Co., Ltd............................................    32,698     173,956
#   Bluecom Co., Ltd............................................    78,495     308,624
    BNK Financial Group, Inc.................................... 2,809,872  18,587,563
#   Bookook Securities Co., Ltd.................................    32,673     614,989
*   Bubang Co., Ltd.............................................    10,960      23,168
    Busan City Gas Co., Ltd.....................................     2,705      95,799
    BYC Co., Ltd................................................       752     163,729
    Byucksan Corp...............................................   323,207     777,649
#   Capro Corp..................................................   361,389   1,660,618
#   Castec Korea Co., Ltd.......................................    17,797      60,768
*   Chemtronics Co., Ltd........................................     2,758      15,309
    Chinyang Holdings Corp......................................   105,928     258,744
#   Chokwang Paint, Ltd.........................................    75,208     509,394
#   Chongkundang Holdings Corp..................................    17,251     992,987
#   Chosun Refractories Co., Ltd................................     9,716     718,630
    CJ CheilJedang Corp.........................................    15,598   4,808,141
    CJ Corp.....................................................    98,285  10,672,590
    CJ Hello Co., Ltd...........................................   417,215   3,859,178
    CKD Bio Corp................................................    28,938     570,680
#   Cosmax BTI, Inc.............................................    30,499     566,956
    CROWNHAITAI Holdings Co., Ltd...............................    43,546     466,562
    Cymechs, Inc................................................     6,384      47,286
    D.I Corp....................................................   188,137     704,747
#   Dae Dong Industrial Co., Ltd................................   184,857   1,076,670
    Dae Han Flour Mills Co., Ltd................................    14,919   2,466,628
#   Dae Hyun Co., Ltd...........................................   338,986     758,366
#   Dae Won Kang Up Co., Ltd....................................   280,956   1,113,677
#*  Dae Young Packaging Co., Ltd................................   812,054   1,039,535
#   Daechang Co., Ltd...........................................   656,070     572,386
    Daechang Forging Co., Ltd...................................     3,535     141,337
    Daeduck Electronics Co......................................   754,212   6,968,329
#   Daegu Department Store......................................    71,060     769,112
#   Daehan Steel Co., Ltd.......................................   201,970   1,144,681
#   Dae-Il Corp.................................................    87,114     576,138
    Daekyo Co., Ltd.............................................   184,455   1,091,719
    Daelim B&Co Co., Ltd........................................    17,858      80,211
#   Daelim C&S Co., Ltd.........................................    20,983     229,546
    Daelim Industrial Co., Ltd..................................   298,128  28,599,567
    Daeryuk Can Co., Ltd........................................     2,323      11,406
    Daesang Corp................................................   283,951   6,445,199
    Daesang Holdings Co., Ltd...................................   178,884   1,309,396
    Daewon San Up Co., Ltd......................................    61,406     320,890
*   Daewoo Engineering & Construction Co., Ltd.................. 1,271,610   5,945,159
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd...........   319,791  10,698,362
*   Dahaam E-Tec Co., Ltd.......................................     3,535      92,136
#   Daishin Securities Co., Ltd.................................   545,344   5,705,183
#   Daou Data Corp..............................................   109,575     988,266
#   Daou Technology, Inc........................................   420,941   8,032,880
#   Dayou Automotive Seat Technology Co., Ltd...................   117,031     127,054
#*  Dayou Plus Co., Ltd.........................................    51,812      41,994
    DB Financial Investment Co., Ltd............................   408,332   1,807,663
    DB HiTek Co., Ltd...........................................   137,607   1,604,205
    DB Insurance Co., Ltd.......................................    51,972   3,245,648

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
*   DB, Inc.....................................................   496,039 $   427,589
    DCM Corp....................................................     5,497      53,804
*   Deutsch Motors, Inc.........................................   180,273     872,882
#   Development Advance Solution Co., Ltd.......................    69,503     613,703
    DGB Financial Group, Inc.................................... 1,813,448  14,163,812
#   Display Tech Co., Ltd.......................................    43,544     147,346
    DMS Co., Ltd................................................    59,499     274,437
    Dong A Eltek Co., Ltd.......................................    84,077     700,461
*   Dong Ah Tire & Rubber Co., Ltd..............................     5,165      56,211
    Dong-A Socio Holdings Co., Ltd..............................     5,512     521,438
#   Dong-Ah Geological Engineering Co., Ltd.....................    84,391   1,647,185
#   Dongbang Transport Logistics Co., Ltd.......................   302,271     475,362
    Dongbu Corp.................................................    24,489     191,442
    Dong-Il Corp................................................    18,222   1,039,699
#   Dongil Industries Co., Ltd..................................    19,900   1,050,222
#*  Dongkook Industrial Co., Ltd................................   661,873     596,243
#   Dongkuk Industries Co., Ltd.................................   429,695   1,066,325
    Dongkuk Steel Mill Co., Ltd.................................   997,740   7,469,457
#   DONGSUNG Corp...............................................   221,292   1,037,553
#   Dongwha Enterprise Co., Ltd.................................    26,388     455,279
    Dongwha Pharm Co., Ltd......................................    37,344     332,088
    Dongwon Development Co., Ltd................................   418,777   1,603,215
    Dongwon Industries Co., Ltd.................................     5,156   1,094,227
#   Dongwoo Farm To Table Co., Ltd..............................    14,971      54,373
#   Dongyang E&P, Inc...........................................    37,218     321,705
    Doosan Bobcat, Inc..........................................   198,285   5,930,122
#   Doosan Corp.................................................    69,287   7,345,173
#*  Doosan Heavy Industries & Construction Co., Ltd.............   920,341   9,435,830
#*  Doosan Infracore Co., Ltd................................... 1,993,420  15,584,301
#   DRB Holding Co., Ltd........................................   117,554     702,628
#   DTR Automotive Corp.........................................    50,162   1,393,700
    DY Corp.....................................................   202,430   1,147,251
    DY POWER Corp...............................................     8,481     125,363
    e Tec E&C, Ltd..............................................     6,481     539,221
    Eagon Holdings Co., Ltd.....................................   385,141   1,118,744
    Eagon Industrial, Ltd.......................................    82,692     943,558
#   Easy Bio, Inc...............................................   471,002   2,568,638
#   e-LITECOM Co., Ltd..........................................    87,616     527,072
    E-MART, Inc.................................................   216,076  37,323,354
#   ENF Technology Co., Ltd.....................................   109,123   1,345,395
#   Eugene Corp.................................................   637,669   4,305,646
#*  Eugene Investment & Securities Co., Ltd..................... 1,113,895   2,801,181
*   Eusu Holdings Co., Ltd......................................    79,360     641,884
#   EVERDIGM Corp...............................................    36,984     241,496
#*  FarmStory Co., Ltd..........................................   739,942     773,464
    Fine Semitech Corp..........................................    23,873     117,651
#*  Fine Technix Co., Ltd.......................................   223,276     398,758
#   Fursys, Inc.................................................    28,479     780,124
#   Gaon Cable Co., Ltd.........................................    28,266     469,871
    Geumhwa PSC Co., Ltd........................................       490      13,546
#   GMB Korea Corp..............................................    77,523     622,310
#   Golfzon Newdin Holdings Co., Ltd............................   303,770   1,023,504
    GS Engineering & Construction Corp..........................   468,195  19,845,555
#   GS Global Corp..............................................   672,899   1,631,677
    GS Holdings Corp............................................   716,323  35,060,772
    GS Home Shopping, Inc.......................................     2,626     448,307
    Gwangju Shinsegae Co., Ltd..................................     6,906   1,236,502
    Haitai Confectionery & Foods Co., Ltd.......................     6,605      65,679
#   Halla Corp..................................................   239,499   1,111,763

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
    Halla Holdings Corp.........................................   118,273 $  4,652,606
#   Han Kuk Carbon Co., Ltd.....................................   231,961    1,608,812
    Hana Financial Group, Inc................................... 3,504,127  125,996,161
#*  Hana Micron, Inc............................................   190,636      728,091
    Handsome Co., Ltd...........................................   146,627    4,872,586
    Hanil Cement Co., Ltd.......................................    24,093    3,088,402
#   Hanil Holdings Co., Ltd.....................................    20,065    1,050,212
#*  Hanjin Heavy Industries & Construction Co., Ltd.............   571,915      642,428
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd....   179,841      476,517
#   Hanjin Kal Corp.............................................   405,032   10,102,984
#   Hanjin Transportation Co., Ltd..............................   127,829    4,630,629
    Hankook Tire Co., Ltd.......................................   448,652   16,876,535
#   Hankuk Paper Manufacturing Co., Ltd.........................    38,692      664,338
    HanmiGlobal Co., Ltd........................................    13,645      147,490
    Hansae Yes24 Holdings Co., Ltd..............................    19,325      142,285
    Hanshin Construction........................................    69,889    1,117,084
#   Hansol Holdings Co., Ltd....................................   514,389    2,318,328
#   Hansol HomeDeco Co., Ltd....................................   964,171    1,390,463
    Hansol Paper Co., Ltd.......................................   202,313    3,129,253
*   Hansol Technics Co., Ltd....................................   164,047    1,108,727
*   Hanwha Aerospace Co., Ltd...................................   330,895    9,365,548
*   Hanwha Chemical Corp........................................ 1,530,908   31,051,012
    Hanwha Corp.................................................   710,017   22,505,733
*   Hanwha Galleria Timeworld Co., Ltd..........................     5,778      155,653
    Hanwha General Insurance Co., Ltd...........................   596,560    2,914,024
#*  Hanwha Investment & Securities Co., Ltd..................... 1,174,063    2,562,916
    Hanwha Life Insurance Co., Ltd.............................. 3,841,982   14,882,606
#   Hanyang Eng Co., Ltd........................................    99,693    1,214,963
#   Hanyang Securities Co., Ltd.................................    97,444      622,171
#*  Harim Co., Ltd..............................................   178,051      499,422
    Harim Holdings Co., Ltd.....................................    40,232      455,074
    HDC Holdings Co., Ltd.......................................   347,515    5,850,040
    HDC Hyundai Engineering Plastics Co., Ltd...................   119,490      520,271
#*  Heung-A Shipping Co., Ltd................................... 2,197,266      861,846
#*  Heungkuk Fire & Marine Insurance Co., Ltd...................   121,433      536,633
#   Hite Jinro Co., Ltd.........................................   322,308    4,905,521
    Hitejinro Holdings Co., Ltd.................................   120,661      843,529
#   HS R&A Co., Ltd.............................................   496,011      931,067
#*  HSD Engine Co., Ltd.........................................    77,848      389,881
#*  Humax Co., Ltd..............................................   182,229    1,106,195
*   Huneed Technologies.........................................    48,132      362,187
    Husteel Co., Ltd............................................    16,188      189,118
#   Huvis Corp..................................................   146,423    1,016,345
#   Hwa Shin Co., Ltd...........................................   247,915      610,691
#   Hwacheon Machine Tool Co., Ltd..............................    14,514      551,500
#   Hwangkum Steel & Technology Co., Ltd........................   103,102    1,055,427
    HwaSung Industrial Co., Ltd.................................   109,587    1,515,804
#   Hy-Lok Corp.................................................    48,334      847,429
*   Hyosung Advanced Materials Corp.............................     3,047      314,653
*   Hyosung Chemical Corp.......................................     2,169      276,211
*   Hyosung Corp................................................    15,145      956,404
*   Hyosung TNC Co., Ltd........................................     2,944      456,087
#   Hyundai BNG Steel Co., Ltd..................................   143,240    1,437,551
#   Hyundai Construction Equipment Co., Ltd.....................   122,934    6,121,343
    Hyundai Corp Holdings, Inc..................................    17,401      282,060
    Hyundai Corp................................................    64,266    1,837,377
    Hyundai Department Store Co., Ltd...........................   200,237   17,237,596
#*  Hyundai Electric & Energy System Co., Ltd...................    20,968      525,648
    Hyundai Engineering & Construction Co., Ltd.................   680,524   38,239,080

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
    Hyundai Glovis Co., Ltd.....................................    31,936 $  4,083,336
    Hyundai Greenfood Co., Ltd..................................   440,681    5,453,253
#*  Hyundai Heavy Industries Co., Ltd...........................   264,360   33,082,884
*   Hyundai Heavy Industries Holdings Co., Ltd..................   118,594   38,387,363
    Hyundai Home Shopping Network Corp..........................    48,405    4,483,859
    Hyundai Hy Communications & Networks Co., Ltd...............   416,369    1,544,214
    Hyundai Livart Furniture Co., Ltd...........................    42,427      752,373
    Hyundai Marine & Fire Insurance Co., Ltd....................    41,325    1,387,016
#   Hyundai Mipo Dockyard Co., Ltd..............................   232,902   13,197,641
    Hyundai Mobis Co., Ltd......................................   460,089   93,198,911
    Hyundai Motor Co............................................ 1,244,838  145,125,133
    Hyundai Motor Securities Co., Ltd...........................   224,622    2,034,814
    Hyundai Steel Co............................................ 1,130,085   52,000,162
#   Hyundai Wia Corp............................................   207,777    8,175,040
    ICD Co., Ltd................................................     3,787       31,348
#   IDIS Holdings Co., Ltd......................................    37,945      458,102
#   Iljin Electric Co., Ltd.....................................   239,602      743,519
*   Iljin Holdings Co., Ltd.....................................    83,433      275,196
#   Ilshin Spinning Co., Ltd....................................    17,863    1,552,499
#   Ilsung Pharmaceuticals Co., Ltd.............................     9,407      810,647
    iMarketKorea, Inc...........................................   187,475    1,351,775
*   Industrial Bank of Korea.................................... 2,971,269   38,059,186
*   INITECH Co., Ltd............................................    31,597      176,608
#   Intergis Co., Ltd...........................................    49,180      113,759
#   Interpark Holdings Corp.....................................   491,649    1,107,086
    INTOPS Co., Ltd.............................................   181,917    2,426,600
#   Inzi Controls Co., Ltd......................................   139,413    1,096,580
#   INZI Display Co., Ltd.......................................   244,705      411,120
*   Iones Co., Ltd..............................................    51,639      426,567
#   IS Dongseo Co., Ltd.........................................    58,404    1,591,561
    ISC Co., Ltd................................................    79,010      646,032
#   ISU Chemical Co., Ltd.......................................   151,979    1,396,601
#   Jahwa Electronics Co., Ltd..................................   103,866    1,249,639
#   JASTECH, Ltd................................................    44,961      365,449
    JB Financial Group Co., Ltd................................. 1,744,618    9,761,450
#   Kangnam Jevisco Co., Ltd....................................    41,716      986,629
#   KAON Media Co., Ltd.........................................   110,468      830,500
*   KB Financial Group, Inc..................................... 1,612,350   69,278,357
#*  KB Financial Group, Inc., ADR............................... 2,989,059  127,662,710
#*  KB Metal Co., Ltd...........................................    33,213       69,484
    KC Co., Ltd.................................................    75,924      943,270
    KC Green Holdings Co., Ltd..................................    68,858      259,313
    KCC Corp....................................................    52,115   15,344,734
    KCC Engineering & Construction Co., Ltd.....................    55,316      431,879
#   KEC Corp.................................................... 1,158,966    1,193,002
#   Keyang Electric Machinery Co., Ltd..........................   264,942      893,662
#   KG Chemical Corp............................................    84,651    1,282,940
#   KG Eco Technology Service Co., Ltd..........................   301,386      894,460
#   KGMobilians Co., Ltd........................................   140,838    1,003,616
#*  KH Vatec Co., Ltd...........................................   153,792    1,302,677
    Kia Motors Corp............................................. 2,339,274   76,489,762
#   KISCO Corp..................................................   328,783    1,695,426
#   KISCO Holdings Co., Ltd.....................................    66,442      828,169
#   Kishin Corp.................................................   107,298      363,768
    KISWIRE, Ltd................................................    94,457    2,169,156
    KIWOOM Securities Co., Ltd..................................    39,933    3,107,396
#*  KleanNara Co., Ltd..........................................   110,992      348,407
    KMH Co., Ltd................................................    98,465      712,695
    Kodaco Co., Ltd.............................................   253,398      574,782

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
#   Kolon Corp..................................................    41,647 $ 1,251,730
#   Kolon Global Corp...........................................    23,192     173,299
#   Kolon Industries, Inc.......................................   253,448  13,557,588
#   Komelon Corp................................................    33,167     237,536
#   Kook Soon Dang Brewery Co., Ltd.............................   112,565     436,697
#   Korea Alcohol Industrial Co., Ltd...........................   128,535     877,727
    Korea Asset In Trust Co., Ltd...............................   174,928     699,157
#   Korea Autoglass Corp........................................    30,441     367,018
#   Korea Cast Iron Pipe Industries Co., Ltd....................    33,557     300,501
#*  Korea Circuit Co., Ltd......................................   149,135     815,713
    Korea Electric Terminal Co., Ltd............................    30,501   1,156,069
    Korea Export Packaging Industrial Co., Ltd..................     4,498      78,993
#*  Korea Flange Co., Ltd.......................................   333,243     535,317
    Korea Investment Holdings Co., Ltd..........................   470,733  27,301,629
*   Korea Line Corp.............................................    80,989   1,756,196
    Korea Petrochemical Ind Co., Ltd............................    37,431   5,722,564
#   Korea Petroleum Industries Co...............................     1,552     222,615
    Korea Real Estate Investment & Trust Co., Ltd...............   607,363   1,445,106
    Korean Air Lines Co., Ltd...................................   498,110  16,316,063
    Korean Reinsurance Co....................................... 1,100,647   8,894,166
#   Kortek Corp.................................................   127,952   1,678,167
#   KPX Chemical Co., Ltd.......................................    21,753   1,036,751
#   KSS LINE, Ltd...............................................   135,874     809,379
    KT Skylife Co., Ltd.........................................   131,712   1,339,987
#   KT Submarine Co., Ltd.......................................    22,384      70,884
#*  KTB Investment & Securities Co., Ltd........................   640,410   1,901,362
#   KTCS Corp...................................................   360,614     850,064
    Ktis Corp...................................................   191,696     481,000
    Kukdo Chemical Co., Ltd.....................................    46,496   2,092,293
#   Kukdong Oil & Chemicals Co., Ltd............................    26,930      84,224
    Kumho Industrial Co., Ltd...................................     7,575      89,160
*   Kumho Tire Co., Inc.........................................   584,689   2,675,884
    Kumkang Kind Co., Ltd.......................................    13,277     271,242
#   Kwang Dong Pharmaceutical Co., Ltd..........................    32,278     213,175
#*  Kyeryong Construction Industrial Co., Ltd...................    45,368   1,052,029
    Kyobo Securities Co., Ltd...................................   278,736   2,472,065
#   Kyungbang Co., Ltd..........................................   145,334   1,434,893
    Kyungchang Industrial Co., Ltd..............................     8,656      12,634
#   Kyung-In Synthetic Corp.....................................   120,253     673,175
#   LEADCORP, Inc. (The)........................................   176,679     899,171
    Lee Ku Industrial Co., Ltd..................................   102,941     194,893
    LF Corp.....................................................   311,438   6,928,764
    LG Corp.....................................................   749,319  52,393,441
#*  LG Display Co., Ltd., ADR................................... 4,048,932  34,253,965
#*  LG Display Co., Ltd......................................... 1,506,417  25,658,237
    LG Electronics, Inc......................................... 1,475,963  88,590,787
#   LG Hausys, Ltd..............................................    70,017   4,408,987
    LG International Corp.......................................   346,638   5,394,807
    LG Uplus Corp............................................... 1,579,691  21,471,281
#   LMS Co., Ltd................................................    47,891     277,043
    LOT Vacuum Co., Ltd.........................................    61,874     443,911
    Lotte Chemical Corp.........................................   190,075  51,410,346
    Lotte Chilsung Beverage Co., Ltd............................       727     938,261
    Lotte Confectionery Co., Ltd................................        54       8,415
*   Lotte Corp..................................................    30,743   1,449,621
    LOTTE Fine Chemical Co., Ltd................................   136,406   5,577,861
    Lotte Food Co., Ltd.........................................     1,083     622,641
#   LOTTE Himart Co., Ltd.......................................   100,627   4,582,801
#   Lotte Non-Life Insurance Co., Ltd...........................   625,917   1,516,936

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
    Lotte Shopping Co., Ltd.....................................   100,438 $ 17,716,189
    LS Corp.....................................................   192,656    9,956,710
#*  Lumens Co., Ltd.............................................   440,737    1,237,195
#   LVMC Holdings...............................................   173,671      424,256
    Maeil Holdings Co., Ltd.....................................    11,288      112,097
#   Mando Corp..................................................   150,710    4,610,035
    MegaStudy Co., Ltd..........................................    25,776      244,010
#*  Melfas, Inc.................................................     5,474       10,334
    Meritz Financial Group, Inc.................................   157,886    1,756,808
    Meritz Securities Co., Ltd.................................. 3,425,705   14,154,820
#   Mi Chang Oil Industrial Co., Ltd............................     6,672      461,660
#   Mirae Asset Daewoo Co., Ltd................................. 3,833,951   26,283,871
    Mirae Asset Life Insurance Co., Ltd.........................   657,946    2,875,115
#   MK Electron Co., Ltd........................................   210,643    1,740,317
#*  MNTech Co., Ltd.............................................   245,637      819,714
    Mobase Co., Ltd.............................................   129,174      497,981
#   Moorim P&P Co., Ltd.........................................   329,441    1,779,256
#   Moorim Paper Co., Ltd.......................................   236,580      636,707
#   Motonic Corp................................................   100,277    1,053,823
#   Muhak Co., Ltd..............................................    79,363      982,043
*   Namsun Aluminum Co., Ltd....................................   384,712      991,777
#   Namyang Dairy Products Co., Ltd.............................     4,242    2,407,436
*   Neowiz......................................................    33,577      388,624
#*  NEOWIZ HOLDINGS Corp........................................    76,012      784,541
#   New Power Plasma Co., Ltd...................................    23,576      307,568
#   Nexen Corp..................................................   244,684    1,309,901
#   Nexen Tire Corp.............................................   294,206    2,608,940
    NH Investment & Securities Co., Ltd......................... 1,416,175   17,839,083
*   NHN Entertainment Corp......................................   110,433    5,886,596
    Nice Information & Telecommunication, Inc...................     4,203       74,258
#   Nong Shim Holdings Co., Ltd.................................    25,423    1,845,134
#   NongShim Co., Ltd...........................................    27,996    7,038,997
#   NOROO Paint & Coatings Co., Ltd.............................   104,866      878,802
#   NPC.........................................................   116,690      407,437
    NS Shopping Co., Ltd........................................    66,009      804,915
    OCI Co., Ltd................................................   207,864   20,091,665
    Opto Device Technology Co., Ltd.............................    58,130      308,110
    OPTRON-TEC, Inc.............................................    56,005      256,892
    Orange Life Insurance, Ltd..................................    47,609    1,285,405
    Orion Holdings Corp.........................................   138,978    2,363,335
    Paik Kwang Industrial Co., Ltd..............................   125,020      313,381
*   Pan Ocean Co., Ltd.......................................... 1,707,464    6,981,764
    Pang Rim Co., Ltd...........................................    29,400       63,248
    Pan-Pacific Co., Ltd........................................    62,893      145,901
#   Poongsan Corp...............................................   325,583    8,970,713
#   Poongsan Holdings Corp......................................    60,583    2,059,298
#   POSCO, Sponsored ADR........................................ 1,487,744   89,591,944
    POSCO.......................................................   611,866  151,040,299
#   POSCO Coated & Color Steel Co., Ltd.........................    32,979      616,140
    Posco Daewoo Corp...........................................   508,101    9,185,456
*   Power Logics Co., Ltd.......................................   284,350    1,900,836
    Protec Co., Ltd.............................................    33,803      493,050
#   PS TEC Co., Ltd.............................................    35,164      146,593
    Pulmuone Co., Ltd...........................................     3,660      279,600
#   Pyeong Hwa Automotive Co., Ltd..............................   149,814    1,104,964
#   RFTech Co., Ltd.............................................   195,968    1,016,770
    S&S Tech Corp...............................................     3,073       13,281
*   S&T Dynamics Co., Ltd.......................................   296,345    1,945,503
#   S&T Holdings Co., Ltd.......................................   118,287    1,389,209

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- -----------
SOUTH KOREA -- (Continued)
    S&T Motiv Co., Ltd..........................................    99,157 $ 3,039,764
    Sajo Industries Co., Ltd....................................    37,757   2,091,701
#   Sam Young Electronics Co., Ltd..............................   149,231   1,667,864
    Sambo Corrugated Board Co., Ltd.............................    15,975     138,899
#   Sambo Motors Co., Ltd.......................................   125,805     956,524
#   Samho Development Co., Ltd..................................   182,987     975,735
*   Samho International Co., Ltd................................     5,198      72,610
#   SAMHWA Paints Industrial Co., Ltd...........................    98,261     629,446
#   Samick Musical Instruments Co., Ltd.........................   659,869   1,157,357
#   Samji Electronics Co., Ltd..................................   106,216   1,022,185
*   Samjin LND Co., Ltd.........................................    92,054     194,558
#   Samkee Automotive Co., Ltd..................................   104,071     291,157
    Samkwang Glass Co., Ltd.....................................     2,678      83,119
    Sammok S-Form Co., Ltd......................................    39,886     519,724
#   SAMPYO Cement Co., Ltd......................................   273,904   1,269,788
    Samsung C&T Corp............................................   394,501  42,681,672
    Samsung Card Co., Ltd.......................................   290,477   8,702,865
    Samsung Fire & Marine Insurance Co., Ltd....................    53,985  13,245,597
#*  Samsung Heavy Industries Co., Ltd........................... 3,609,474  29,648,973
    Samsung Life Insurance Co., Ltd.............................   758,754  60,330,997
    Samsung SDI Co., Ltd........................................   160,968  32,492,787
    Samsung Securities Co., Ltd.................................   635,865  19,195,324
    SAMT Co., Ltd...............................................   538,496     788,549
#   Samyang Corp................................................    35,541   1,931,633
    Samyang Holdings Corp.......................................    55,756   4,178,182
#   Samyang Tongsang Co., Ltd...................................    21,786     871,704
#   SAVEZONE I&C Corp...........................................    94,588     326,313
*   SBS Media Holdings Co., Ltd.................................   488,064     996,227
#   Seah Besteel Corp...........................................   217,933   3,483,107
#   SeAH Holdings Corp..........................................    12,963   1,123,354
*   SeAH Steel Corp.............................................    24,962   1,512,039
#   SeAH Steel Holdings Corp....................................    23,494   1,105,831
    Sebang Co., Ltd.............................................   153,120   1,727,958
    Sebang Global Battery Co., Ltd..............................    89,967   3,028,973
    Sebo Manufacturing Engineer Corp............................    28,022     239,768
#   Sejong Industrial Co., Ltd..................................   131,102     962,904
#*  Sejoong Co., Ltd............................................    74,223     288,689
#*  Sekonix Co., Ltd............................................   111,556     805,231
#   S-Energy Co., Ltd...........................................    34,888     196,222
#   Seohan Co., Ltd.............................................   515,902     968,698
    Seohee Construction Co., Ltd................................ 2,009,557   2,367,991
    SEOWONINTECH Co., Ltd.......................................    16,998      72,281
#   Seoyon Co., Ltd.............................................   131,812     515,522
    Seoyon E-Hwa Co., Ltd.......................................    34,845     163,745
    Sewon Precision Industry Co., Ltd...........................     1,457       9,831
*   SFA Semicon Co., Ltd........................................   524,241     769,816
*   SG Corp.....................................................    29,677      21,863
#*  SG&G Corp...................................................   291,585     620,761
#   Shindaeyang Paper Co., Ltd..................................    19,923   1,212,561
*   Shinhan Financial Group Co., Ltd............................ 2,542,934  98,355,766
*   Shinhan Financial Group Co., Ltd., ADR...................... 1,400,691  53,898,589
#   Shinsegae Engineering & Construction Co., Ltd...............    12,313     287,163
    Shinsegae Food Co., Ltd.....................................     1,939     157,494
    Shinsegae Information & Communication Co., Ltd..............     9,118   1,020,921
#   Shinsegae, Inc..............................................    91,018  21,735,186
#*  Shinsung Tongsang Co., Ltd..................................   881,967     774,942
#*  Shinwha Intertek Corp.......................................   125,015     194,797
#*  Shinwon Corp................................................   181,086     484,634
#   Shinyoung Securities Co., Ltd...............................    45,442   2,430,249

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  SHARES     VALUE>>
                                                                 --------- ------------
SOUTH KOREA -- (Continued)
#*  Signetics Corp..............................................   784,046 $    880,317
#   Silla Co., Ltd..............................................    69,160      871,100
    SIMMTECH Co., Ltd...........................................   156,578    1,044,289
#   SIMMTECH HOLDINGS Co., Ltd..................................     3,959        6,651
    SIMPAC, Inc.................................................   143,838      374,611
    Sindoh Co., Ltd.............................................    59,542    2,567,783
#   SK Discovery Co., Ltd.......................................   211,766    5,523,476
#   SK Gas, Ltd.................................................    59,797    4,432,685
    SK Innovation Co., Ltd......................................   837,959  142,242,083
    SK Networks Co., Ltd........................................ 1,836,089    9,813,563
#*  SK Securities Co., Ltd...................................... 2,864,051    1,918,887
    SKC Co., Ltd................................................   299,063   10,445,344
    SL Corp.....................................................   206,384    3,750,708
*   SNU Precision Co., Ltd......................................    11,913       33,235
#*  Ssangyong Motor Co..........................................   364,985    1,629,082
#   Sun Kwang Co., Ltd..........................................    32,999      523,768
*   Sunchang Corp...............................................    54,825      294,461
    Sung Kwang Bend Co., Ltd....................................   156,885    1,691,024
*   Sungchang Enterprise Holdings, Ltd..........................   326,002      646,800
#   Sungdo Engineering & Construction Co., Ltd..................   148,317      692,258
#*  Sungshin Cement Co., Ltd....................................   280,855    3,543,947
    Sungwoo Hitech Co., Ltd.....................................   777,193    2,879,654
#*  Sunjin Co., Ltd.............................................    36,614      384,959
#   Tae Kyung Industrial Co., Ltd...............................   126,238      639,206
    Taekwang Industrial Co., Ltd................................     5,203    6,354,540
*   Taewoong Co., Ltd...........................................   117,534    1,199,500
#   Taeyoung Engineering & Construction Co., Ltd................   547,753    6,590,690
    Tailim Packaging Co., Ltd...................................   140,158      500,477
#*  TBH Global Co., Ltd.........................................   197,666      537,992
    Tera Semicon Co., Ltd.......................................    68,650    1,066,852
#*  Thinkware Systems Corp......................................    85,996      610,155
#*  TK Chemical Corp............................................   616,987    1,512,197
    TK Corp.....................................................   115,733    1,320,862
#   Tong Yang Moolsan Co., Ltd..................................   300,253      602,451
    Tongyang Life Insurance Co., Ltd............................   587,643    2,599,704
#   Tongyang pile, Inc..........................................     7,975       40,259
#   Tongyang, Inc...............................................   358,717      652,896
#   Top Engineering Co., Ltd....................................   161,667    1,145,831
#   Tovis Co., Ltd..............................................   160,111    1,015,826
#   TS Corp.....................................................    69,753    1,261,925
#*  Ubiquoss Holdings, Inc......................................    95,127      778,951
#   UIL Co., Ltd................................................    82,914      377,654
#   Uju Electronics Co., Ltd....................................    61,425      461,668
    Unid Co., Ltd...............................................    76,362    3,233,231
    Union Semiconductor Equipment & Materials Co., Ltd..........    28,588      115,298
    Uniquest Corp...............................................    16,606      101,946
    Viatron Technologies, Inc...................................     2,049       20,252
#   Visang Education, Inc.......................................    52,293      329,154
#*  WillBes & Co. (The).........................................   769,724    1,006,953
*   Wonik Holdings Co., Ltd.....................................   422,628    1,605,639
#*  Woongjin Co., Ltd...........................................   243,455      516,084
#*  Woongjin Energy Co., Ltd....................................   118,888      196,274
#   Woongjin Thinkbig Co., Ltd..................................   472,438    1,413,484
*   Woori Bank.................................................. 4,803,156   64,682,501
    Woori Financial Group, Inc..................................    10,679      431,432
*   Woorison F&G Co., Ltd.......................................   154,441      238,938
#   Wooshin Systems Co., Ltd....................................    26,128      154,016
#   WooSung Feed Co., Ltd.......................................   255,261      671,024
#   Y G-1 Co., Ltd..............................................   204,262    2,046,444

\IMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ---------- --------------
SOUTH KOREA -- (Continued)
*   YeaRimDang Publishing Co., Ltd..............................    156,160 $      874,840
    Yong Pyong Resort Co., Ltd..................................    162,031      1,354,244
#   Yoosung Enterprise Co., Ltd.................................    197,921        513,659
#   YooSung T&S Co., Ltd........................................    196,580        615,363
    Youlchon Chemical Co., Ltd..................................    125,065      1,686,247
#   Young Poong Corp............................................      3,737      2,578,441
#   Young Poong Precision Corp..................................    130,166      1,124,942
*   Youngone Corp...............................................     45,574      1,420,202
#   Youngone Holdings Co., Ltd..................................     17,551        974,109
*   Yuanta Securities Korea Co., Ltd............................    868,534      2,686,087
    YuHwa Securities Co., Ltd...................................     29,804        338,820
#   Zeus Co., Ltd...............................................     72,533        820,433
                                                                            --------------
TOTAL SOUTH KOREA...............................................             3,076,746,124
                                                                            --------------
TAIWAN -- (15.1%)
#   Ability Enterprise Co., Ltd.................................  2,942,330      1,331,442
    AcBel Polytech, Inc.........................................  1,454,000        964,111
#   Acer, Inc................................................... 26,168,109     17,061,110
#   ACES Electronic Co., Ltd....................................  1,323,000      1,008,556
*   Acon Holding, Inc...........................................  2,183,000        418,634
#   A-DATA Technology Co., Ltd..................................    908,000      1,229,173
    Advanced International Multitech Co., Ltd...................    444,000        543,348
#   Advanced Optoelectronic Technology, Inc.....................    551,000        293,024
    Advancetek Enterprise Co., Ltd..............................    186,639         94,195
*   AGV Products Corp...........................................  5,884,211      1,336,931
    AimCore Technology Co., Ltd.................................    386,223        203,555
    Airmate Cayman International Co., Ltd.......................     12,000          5,717
    Alcor Micro Corp............................................    522,000        295,929
#   Allis Electric Co., Ltd.....................................  1,250,000        569,833
#   Alpha Networks, Inc.........................................  4,590,313      2,708,290
#   Altek Corp..................................................  3,089,365      2,693,023
    Ambassador Hotel (The)......................................  1,274,000        926,064
    Ampire Co., Ltd.............................................    426,000        294,836
#   AMPOC Far-East Co., Ltd.....................................  1,402,000      1,157,746
*   AmTRAN Technology Co., Ltd.................................. 10,964,956      4,189,994
    Apacer Technology, Inc......................................    409,210        404,048
#   APCB, Inc...................................................  1,973,000      1,722,851
#*  Apex International Co., Ltd.................................  1,675,263      2,426,524
    Apex Medical Corp...........................................     28,000         22,839
    Apex Science & Engineering..................................    211,536         59,804
    Arcadyan Technology Corp....................................  1,941,675      6,104,773
    Ardentec Corp...............................................  2,830,058      2,793,289
    Asia Cement Corp............................................ 22,212,589     26,707,593
    Asia Electronic Material Co., Ltd...........................     23,000         14,113
*   Asia Pacific Telecom Co., Ltd...............................  8,189,000      1,897,762
#   Asia Plastic Recycling Holding, Ltd.........................  3,042,942        672,997
    Asia Polymer Corp...........................................  5,171,830      2,315,452
    Asia Tech Image, Inc........................................     41,000         55,101
#   Asia Vital Components Co., Ltd..............................  4,813,984      3,985,586
#   ASROCK, Inc.................................................    157,000        281,070
    Asustek Computer, Inc.......................................  4,014,000     31,290,218
#   AU Optronics Corp., Sponsored ADR...........................  8,919,330     34,161,034
#   AU Optronics Corp........................................... 51,158,812     20,054,188
#   Audix Corp..................................................  1,216,332      1,464,447
#   Avermedia Technologies......................................  2,331,000        833,870
*   Avision, Inc................................................  1,101,555        153,464
#   AVY Precision Technology, Inc...............................    907,934        947,305
#   Bank of Kaohsiung Co., Ltd..................................  6,356,412      1,982,694
    BenQ Materials Corp.........................................  1,013,000        655,491

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
TAIWAN -- (Continued)
#   BES Engineering Corp........................................  19,640,443 $  4,742,823
    Bin Chuan Enterprise Co., Ltd...............................      87,000       55,696
#   Biostar Microtech International Corp........................   2,187,055      687,470
#   Bright Led Electronics Corp.................................   1,461,000      517,552
    C Sun Manufacturing, Ltd....................................     414,837      376,312
*   Cameo Communications, Inc...................................   2,551,197      692,778
    Capital Securities Corp.....................................  27,204,158    8,166,457
#   Career Technology MFG. Co., Ltd.............................     825,192      733,192
*   Carnival Industrial Corp....................................   4,678,000      744,456
    Casetek Holdings, Ltd.......................................   2,088,933    3,379,662
    Catcher Technology Co., Ltd.................................   1,337,000   10,292,278
    Cathay Chemical Works.......................................     812,000      504,552
#   Cathay Financial Holding Co., Ltd...........................  82,111,000  118,081,816
    Cathay Real Estate Development Co., Ltd.....................   8,061,694    5,480,552
    CCP Contact Probes Co., Ltd.................................       9,000        5,700
#   Celxpert Energy Corp........................................     332,000      360,132
    Central Reinsurance Co., Ltd................................   1,876,366    1,081,795
    Chain Chon Industrial Co., Ltd..............................     767,000      223,469
#   ChainQui Construction Development Co., Ltd..................     967,737      909,279
*   Champion Building Materials Co., Ltd........................   5,028,828    1,168,359
    Chang Hwa Commercial Bank, Ltd..............................  72,651,278   42,582,285
    Chang Wah Electromaterials, Inc.............................      38,800      167,162
    Channel Well Technology Co., Ltd............................     202,000      156,870
    CHC Healthcare Group........................................     501,000      518,845
    Chen Full International Co., Ltd............................     188,000      226,412
#   Cheng Loong Corp............................................  12,654,659    8,114,176
#*  Cheng Mei Materials Technology Corp.........................   2,619,000    1,070,453
    Cheng Uei Precision Industry Co., Ltd.......................   5,880,635    4,645,263
    Chenming Mold Industry Corp.................................     522,000      265,737
#   Chia Chang Co., Ltd.........................................   1,502,000    1,750,890
#   Chia Hsin Cement Corp.......................................   5,290,191    2,401,365
#   Chien Kuo Construction Co., Ltd.............................   3,936,247    1,226,041
#   Chilisin Electronics Corp...................................     792,000    2,187,452
    China Airlines, Ltd.........................................  42,830,353   14,857,106
    China Bills Finance Corp....................................   3,105,000    1,408,569
    China Chemical & Pharmaceutical Co., Ltd....................   3,458,264    2,090,645
    China Development Financial Holding Corp.................... 117,779,734   38,687,822
    China Electric Manufacturing Corp...........................   4,019,200    1,232,135
    China General Plastics Corp.................................     784,037      605,355
#   China Glaze Co., Ltd........................................   1,679,799      581,029
    China Life Insurance Co., Ltd...............................  15,267,450   13,910,028
    China Man-Made Fiber Corp...................................  13,877,272    4,482,623
    China Metal Products........................................   4,124,969    5,124,119
    China Motor Corp............................................   5,701,749    4,458,181
*   China Petrochemical Development Corp........................  26,439,397    9,310,625
    China Steel Corp............................................ 130,745,320  109,016,598
#   China Steel Structure Co., Ltd..............................   1,078,219      941,894
#   China Wire & Cable Co., Ltd.................................   1,423,600    1,029,961
#   Chinese Maritime Transport, Ltd.............................   1,371,270    1,385,741
#   Chin-Poon Industrial Co., Ltd...............................   3,268,815    3,997,892
    Chipbond Technology Corp....................................     487,000    1,082,150
    ChipMOS Techinologies, Inc..................................   1,826,085    1,492,775
#   ChipMOS Technologies, Inc., ADR.............................      38,574      640,710
    Chun YU Works & Co., Ltd....................................   3,196,000    2,153,972
#   Chun Yuan Steel.............................................   6,093,287    2,027,683
#   Chung Hsin Electric & Machinery Manufacturing Corp..........   5,544,250    3,603,838
#*  Chung Hung Steel Corp.......................................   5,917,000    2,285,409
#   Chung Hwa Pulp Corp.........................................   6,099,353    1,915,237
*   Chunghwa Picture Tubes, Ltd.................................  51,746,412    1,017,540

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
TAIWAN -- (Continued)
    Chyang Sheng Dyeing & Finishing Co., Ltd....................     223,000 $     96,514
    Clevo Co....................................................   1,405,000    1,352,938
#*  CMC Magnetics Corp..........................................  22,145,621    5,068,475
    CoAsia Microelectronics Corp................................     421,797      129,184
    Coland Holdings, Ltd........................................     116,000      105,139
#   Collins Co., Ltd............................................   1,815,224      595,144
    Compal Electronics, Inc.....................................  54,121,332   32,455,463
    Compeq Manufacturing Co., Ltd...............................   8,791,000    6,055,173
    Compucase Enterprise........................................      14,000       11,300
    Concord Securities Co., Ltd.................................   2,118,440      510,809
#   Continental Holdings Corp...................................   5,759,540    2,747,903
#*  Contrel Technology Co., Ltd.................................     749,000      431,761
    Coretronic Corp.............................................   6,594,800    9,886,880
#   Coxon Precise Industrial Co., Ltd...........................   1,751,000      937,826
    Creative Sensor, Inc........................................     503,000      340,961
#*  CSBC Corp. Taiwan...........................................   2,753,177    2,373,610
    CTBC Financial Holding Co., Ltd............................. 156,907,073  106,844,639
    CviLux Corp.................................................     116,000       95,718
    CX Technology Co., Ltd......................................      42,162       31,293
    Cyberlink Corp..............................................      35,000       79,606
    CyberTAN Technology, Inc....................................     969,000      484,712
#   DA CIN Construction Co., Ltd................................   2,293,579    1,517,483
*   Danen Technology Corp.......................................     816,000       94,935
#   Darwin Precisions Corp......................................   5,307,635    3,022,069
*   Delpha Construction Co., Ltd................................   1,508,015      780,760
    Depo Auto Parts Ind Co., Ltd................................     359,000      812,074
#   Dimerco Express Corp........................................     188,000      120,729
*   D-Link Corp.................................................   8,376,552    3,391,462
    DONPON PRECISION, Inc.......................................      55,000       34,657
*   Dynamic Electronics Co., Ltd................................   4,199,324    1,156,801
    Dynapack International Technology Corp......................     685,000    1,057,920
    E Ink Holdings, Inc.........................................   1,082,000    1,159,173
    E.Sun Financial Holding Co., Ltd............................  94,722,938   66,391,547
*   Edimax Technology Co., Ltd..................................   2,893,902      890,726
*   Edison Opto Corp............................................   1,362,000      602,278
    Edom Technology Co., Ltd....................................     880,046      381,851
    Elite Semiconductor Memory Technology, Inc..................     749,000      806,590
    Elitegroup Computer Systems Co., Ltd........................   4,924,395    2,002,573
    Emerging Display Technologies Corp..........................      45,000       15,023
*   ENG Electric Co., Ltd.......................................   1,018,997      130,693
#   EnTie Commercial Bank Co., Ltd..............................   2,326,232      998,378
    Epileds Technologies, Inc...................................     338,000      167,976
#   Epistar Corp................................................  12,164,869   10,556,151
#   Eson Precision Ind. Co., Ltd................................     723,000      703,402
    Eternal Materials Co., Ltd..................................   1,746,513    1,427,015
*   E-Ton Solar Tech Co., Ltd...................................   1,124,543      170,343
    Eva Airways Corp............................................  23,204,345   11,345,152
#*  Everest Textile Co., Ltd....................................   3,854,378    1,440,102
    Evergreen International Storage & Transport Corp............   8,312,000    3,666,481
    Evergreen Marine Corp. Taiwan, Ltd..........................  26,711,707   10,523,740
    Everlight Chemical Industrial Corp..........................     505,950      269,089
#   Everlight Electronics Co., Ltd..............................   3,052,000    3,063,964
    Excellence Opto, Inc........................................      96,000       51,173
#   Excelsior Medical Co., Ltd..................................   1,250,726    1,978,650
    EZconn Corp.................................................     185,000      237,075
    Far Eastern Department Stores, Ltd..........................  10,623,445    5,708,556
    Far Eastern International Bank..............................  30,144,804   10,379,478
    Far Eastern New Century Corp................................  26,696,528   26,203,786
#   Farglory F T Z Investment Holding Co., Ltd..................   1,093,000      661,094

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
TAIWAN -- (Continued)
    Farglory Land Development Co., Ltd..........................  3,590,264 $  4,389,507
#*  Federal Corp................................................  6,610,160    2,346,384
#*  First Copper Technology Co., Ltd............................  2,363,750      776,529
#   First Financial Holding Co., Ltd............................ 98,666,349   65,794,431
#   First Hotel.................................................  1,769,857      816,905
    First Insurance Co., Ltd. (The).............................  3,681,064    1,762,963
#*  First Steamship Co., Ltd....................................  7,920,360    2,780,174
*   FIT Holding Co., Ltd........................................    185,150      119,028
#   FocalTech Systems Co., Ltd..................................    874,000      656,970
    Forest Water Environment Engineering Co., Ltd...............      8,000       15,219
    Formosa Advanced Technologies Co., Ltd......................  2,188,000    2,396,628
#   Formosa Laboratories, Inc...................................    946,154    1,237,635
    Formosa Taffeta Co., Ltd....................................  7,875,511    9,088,958
    Formosan Rubber Group, Inc..................................  4,944,957    2,448,388
    Formosan Union Chemical.....................................  3,240,572    1,598,071
#   Founding Construction & Development Co., Ltd................  3,143,418    1,657,462
    Foxconn Technology Co., Ltd.................................  8,178,142   15,959,633
    Froch Enterprise Co., Ltd...................................  2,358,734    1,015,634
#   FSP Technology, Inc.........................................  1,875,292    1,137,921
    Fubon Financial Holding Co., Ltd............................ 87,268,471  127,956,119
#   Fulgent Sun International Holding Co., Ltd..................    307,487      596,705
#   Fullerton Technology Co., Ltd...............................  1,482,200      927,464
#   Fulltech Fiber Glass Corp...................................  5,249,690    2,777,935
#   Fwusow Industry Co., Ltd....................................  2,691,119    1,599,373
    G Shank Enterprise Co., Ltd.................................  2,128,902    1,561,088
    GCS Holdings, Inc...........................................     83,000      148,836
#   Gemtek Technology Corp......................................  4,854,962    3,964,706
*   Genesis Photonics, Inc......................................    352,810       22,305
    Getac Technology Corp.......................................  2,184,065    3,285,275
#   Giantplus Technology Co., Ltd...............................  3,474,100    1,095,058
#   Gigabyte Technology Co., Ltd................................  4,926,287    6,578,148
#*  Gigastorage Corp............................................  4,647,600    1,202,070
#   Global Brands Manufacture, Ltd..............................  4,065,951    1,756,761
#   Global Lighting Technologies, Inc...........................  1,051,000    1,099,143
    Global Mixed Mode Technology, Inc...........................     73,000      155,243
    Globe Union Industrial Corp.................................  3,136,625    1,730,384
#   Gloria Material Technology Corp.............................  6,824,116    4,149,572
*   Gold Circuit Electronics, Ltd...............................  6,438,965    2,829,219
    Goldsun Building Materials Co., Ltd......................... 16,404,261    4,677,504
    Good Will Instrument Co., Ltd...............................    501,746      431,501
    Grand Fortune Securities Co., Ltd...........................    791,000      211,580
#   Grand Ocean Retail Group, Ltd...............................    705,000      792,994
    Grand Pacific Petrochemical................................. 13,040,000   10,722,083
    Great China Metal Industry..................................    902,000      728,951
    Great Wall Enterprise Co., Ltd..............................  6,203,828    7,074,927
*   Green Energy Technology, Inc................................  3,699,880      678,132
#   Green Seal Holding, Ltd.....................................    578,000      720,951
#   GTM Holdings Corp...........................................  1,928,900    1,187,009
#   Hannstar Board Corp.........................................  4,499,635    3,588,766
#   HannStar Display Corp....................................... 40,927,435    9,231,949
*   HannsTouch Solution, Inc....................................  3,227,481      852,311
#   Hanpin Electron Co., Ltd....................................    286,000      337,134
#   Harvatek Corp...............................................  1,990,553      849,386
    Hey Song Corp...............................................  2,920,500    2,851,560
    Highwealth Construction Corp................................  1,410,000    2,222,527
    Hiroca Holdings, Ltd........................................    984,000    2,483,782
*   HiTi Digital, Inc...........................................     83,000       17,867
#   Hitron Technology, Inc......................................  1,927,098    1,355,011
    Ho Tung Chemical Corp....................................... 12,061,475    2,557,038

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
TAIWAN -- (Continued)
    Hocheng Corp................................................   3,763,300 $    963,354
    Hold-Key Electric Wire & Cable Co., Ltd.....................      76,124       20,786
    Hon Hai Precision Industry Co., Ltd.........................  50,538,192  117,143,668
#   Hong Pu Real Estate Development Co., Ltd....................   2,919,655    1,879,322
#   Hong TAI Electric Industrial................................   2,620,000      831,822
#   Hong YI Fiber Industry Co...................................     759,000      437,863
    Horizon Securities Co., Ltd.................................   5,071,000    1,034,395
#   Hsin Kuang Steel Co., Ltd...................................   1,100,124    1,165,700
    Hsing TA Cement Co..........................................   1,632,614      754,701
#*  HTC Corp....................................................   5,642,000    6,870,568
#   HUA ENG Wire & Cable Co., Ltd...............................   4,896,035    1,481,671
    Hua Nan Financial Holdings Co., Ltd.........................  62,907,204   38,002,839
#   Huaku Development Co., Ltd..................................   2,563,000    6,034,571
    Huang Hsiang Construction Corp..............................   1,195,000    1,019,536
#   Hung Ching Development & Construction Co., Ltd..............   1,618,468    1,316,480
#   Hung Sheng Construction, Ltd................................   4,960,670    4,583,588
    Huxen Corp..................................................     268,281      368,860
*   Hwa Fong Rubber Industrial Co., Ltd.........................     265,000      109,790
    Hwacom Systems, Inc.........................................     333,000      150,192
*   Ichia Technologies, Inc.....................................   2,065,260      922,232
*   I-Chiun Precision Industry Co., Ltd.........................   2,467,000      737,863
*   Ideal Bike Corp.............................................      53,254       14,271
    Infortrend Technology, Inc..................................   1,104,000      415,496
    Innolux Corp................................................ 142,170,544   49,027,923
    Inpaq Technology Co., Ltd...................................     213,000      204,591
    Integrated Service Technology, Inc..........................      10,000       13,798
    International CSRC Investment Holdings Co...................   9,934,510   14,187,668
    Inventec Corp...............................................  31,534,277   24,621,134
    ITE Technology, Inc.........................................   1,908,479    2,108,216
    Jarllytec Co., Ltd..........................................     582,000    1,273,167
    Jess-Link Products Co., Ltd.................................   1,110,500      967,776
    Jih Sun Financial Holdings Co., Ltd.........................  10,459,918    3,100,429
    Jinli Group Holdings, Ltd...................................   1,786,722    1,040,023
    Johnson Health Tech Co., Ltd................................     150,000      168,965
    K Laser Technology, Inc.....................................   1,894,601      803,307
#   Kaulin Manufacturing Co., Ltd...............................   1,937,656    1,040,332
    KEE TAI Properties Co., Ltd.................................   1,968,000      785,410
#   Kenmec Mechanical Engineering Co., Ltd......................   1,954,000      632,280
#   Kindom Construction Corp....................................   4,673,000    3,183,726
#   King Chou Marine Technology Co., Ltd........................     243,100      315,123
    King Yuan Electronics Co., Ltd..............................  16,319,805   12,641,580
    King's Town Bank Co., Ltd...................................  11,483,012   11,023,938
    King's Town Construction Co., Ltd...........................     242,380      215,871
#*  Kinko Optical Co., Ltd......................................   1,407,000    1,395,708
    Kinpo Electronics...........................................  19,025,375    6,964,111
    Kinsus Interconnect Technology Corp.........................   2,844,000    4,199,100
    KNH Enterprise Co., Ltd.....................................   1,687,078      561,060
#   Kung Sing Engineering Corp..................................   3,317,000      906,429
*   Kuo Toong International Co., Ltd............................   1,048,160      784,513
#   Kuoyang Construction Co., Ltd...............................   6,166,811    2,402,763
#   Kwong Fong Industries Corp..................................   1,384,649      650,571
#   KYE Systems Corp............................................   3,047,909      945,963
    L&K Engineering Co., Ltd....................................   2,117,000    1,820,483
#   LAN FA Textile..............................................   2,812,713      737,490
#*  Leader Electronics, Inc.....................................   1,966,056      499,362
#   Lealea Enterprise Co., Ltd..................................   9,261,941    3,055,851
    Ledtech Electronics Corp....................................     372,000      103,295
#   LEE CHI Enterprises Co., Ltd................................   2,949,900      955,450
*   Leofoo Development Co., Ltd.................................   4,292,908      884,159

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- -----------
TAIWAN -- (Continued)
    LES Enphants Co., Ltd.......................................    877,000 $   260,439
#   Lextar Electronics Corp.....................................  4,299,000   2,481,526
*   Li Peng Enterprise Co., Ltd.................................  7,890,381   2,022,021
#   Lida Holdings, Ltd..........................................    190,000     374,865
#   Lien Hwa Industrial Corp....................................  7,897,494   7,814,770
    Lingsen Precision Industries, Ltd...........................  5,531,480   1,661,356
#   Lite-On Semiconductor Corp..................................  2,776,729   2,688,436
    Lite-On Technology Corp..................................... 27,035,738  40,370,976
    Long Bon International Co., Ltd.............................  1,697,100     961,066
#   Long Chen Paper Co., Ltd....................................  9,154,463   4,598,797
    Longwell Co.................................................    678,000   1,001,393
*   Lucky Cement Corp...........................................  3,048,000     744,491
#*  LuxNet Corp.................................................    341,888     256,348
#   Macronix International...................................... 20,696,605  13,699,393
    Materials Analysis Technology, Inc..........................     57,000     124,645
#   Mayer Steel Pipe Corp.......................................  2,046,456     966,788
    Maywufa Co., Ltd............................................    252,070     104,327
    Mega Financial Holding Co., Ltd............................. 94,919,796  82,862,945
    Mercuries & Associates Holding, Ltd.........................  3,493,514   1,976,242
*   Mercuries Life Insurance Co., Ltd........................... 12,080,999   4,386,853
#   MIN AIK Technology Co., Ltd.................................  1,446,600     736,584
    Mitac Holdings Corp.........................................  9,358,660   8,515,882
#*  Mosel Vitelic, Inc..........................................    341,190     239,479
#*  Motech Industries, Inc......................................  3,980,658   1,180,820
    MPI Corp....................................................    145,000     305,212
    Nan Ren Lake Leisure Amusement Co., Ltd.....................  1,652,000     403,245
#   Nan Ya Printed Circuit Board Corp...........................  3,428,000   4,092,619
    Nantex Industry Co., Ltd....................................    339,209     326,137
#   Nanya Technology Corp....................................... 11,344,000  23,038,522
*   New Asia Construction & Development Corp....................  1,810,304     374,420
    New Era Electronics Co., Ltd................................    203,000     152,155
#   Nien Hsing Textile Co., Ltd.................................  1,899,061   1,578,311
#   Nishoku Technology, Inc.....................................    264,000     502,956
    O-Bank Co., Ltd.............................................    830,000     212,026
#*  Ocean Plastics Co., Ltd.....................................    265,000     223,461
#   OptoTech Corp...............................................  1,917,387   1,162,382
*   Orient Semiconductor Electronics, Ltd.......................  1,705,670     682,879
#   Pacific Construction Co.....................................  2,487,452     918,694
#*  Pan Jit International, Inc..................................  1,379,000   1,336,050
#   Pan-International Industrial Corp...........................  5,794,444   3,654,094
#*  Paragon Technologies Co., Ltd...............................    817,191     419,389
#   Pegatron Corp............................................... 27,487,998  46,954,682
#*  Phihong Technology Co., Ltd.................................  3,918,882   1,301,825
    Plastron Precision Co., Ltd.................................     33,536      16,021
#   Plotech Co., Ltd............................................    517,000     294,182
    Pou Chen Corp............................................... 21,508,550  26,085,368
#   President Securities Corp................................... 12,073,324   5,227,504
*   Prime Electronics & Satellitics, Inc........................    247,000      40,316
    Prince Housing & Development Corp...........................  7,121,018   2,523,020
    Promate Electronic Co., Ltd.................................    157,000     147,292
*   Promise Technology, Inc.....................................    909,000     239,696
    P-Two Industries, Inc.......................................    110,000      80,236
#   Qisda Corp.................................................. 22,816,171  14,730,850
#   Qualipoly Chemical Corp.....................................    290,593     254,488
#   Quanta Storage, Inc.........................................  2,336,000   2,358,030
    Quintain Steel Co., Ltd.....................................  3,109,472     823,169
    Radiant Opto-Electronics Corp...............................  4,893,000  14,039,097
*   Radium Life Tech Co., Ltd...................................  8,933,124   4,168,200
    Rich Development Co., Ltd...................................  7,198,054   2,137,531

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
TAIWAN -- (Continued)
*   Ritek Corp..................................................  14,529,095 $ 5,258,612
*   Rotam Global Agrosciences, Ltd..............................     415,693     253,836
    Ruentex Development Co., Ltd................................   3,810,320   5,833,086
    Ruentex Industries, Ltd.....................................   2,015,600   5,441,073
    Sampo Corp..................................................   4,177,340   1,945,290
    San Fang Chemical Industry Co., Ltd.........................      23,000      18,228
#   San Far Property, Ltd.......................................     369,800     151,795
    Sanyang Motor Co., Ltd......................................   2,721,624   1,797,622
#   Sesoda Corp.................................................   1,687,713   1,439,478
    Shan-Loong Transportation Co., Ltd..........................     412,000     394,107
    Sharehope Medicine Co., Ltd.................................     107,400      95,308
#   Sheng Yu Steel Co., Ltd.....................................   1,821,000   1,156,403
    ShenMao Technology, Inc.....................................   1,134,000     718,891
#   Shih Her Technologies, Inc..................................     411,000     462,862
*   Shih Wei Navigation Co., Ltd................................   3,492,288     832,758
#   Shihlin Electric & Engineering Corp.........................   4,496,000   5,932,981
    Shin Kong Financial Holding Co., Ltd........................ 103,141,259  29,626,847
    Shin Zu Shing Co., Ltd......................................   1,789,000   5,256,649
*   Shining Building Business Co., Ltd..........................     976,692     331,732
#   Shinkong Insurance Co., Ltd.................................   3,116,412   3,639,847
    Shinkong Synthetic Fibers Corp..............................  18,021,754   6,991,626
#*  Shuttle, Inc................................................   4,367,015   1,700,155
    Sigurd Microelectronics Corp................................   5,178,047   4,851,777
#*  Silicon Integrated Systems Corp.............................   4,978,808   1,466,115
*   Silitech Technology Corp....................................     824,803     341,451
    Sincere Navigation Corp.....................................   4,287,740   2,141,775
    Sinher Technology, Inc......................................     188,000     294,737
    Sinon Corp..................................................   5,544,877   3,050,878
    SinoPac Financial Holdings Co., Ltd.........................  94,211,115  32,146,112
    Sinphar Pharmaceutical Co., Ltd.............................     180,000     117,807
    Sirtec International Co., Ltd...............................     454,200     369,356
    Siward Crystal Technology Co., Ltd..........................   2,327,875   1,356,188
#*  Solar Applied Materials Technology Co.......................   1,613,438   1,015,781
#   Solomon Technology Corp.....................................     539,000     326,807
    Solteam Electronics Co., Ltd................................      39,390      34,390
    Southeast Cement Co., Ltd...................................   3,108,700   1,662,105
    Spirox Corp.................................................     505,563     434,433
    Stark Technology, Inc.......................................   1,263,160   1,699,419
    Sunko INK Co., Ltd..........................................      76,000      24,570
#   Sunplus Technology Co., Ltd.................................   6,888,620   2,642,445
    Sunrex Technology Corp......................................   1,408,108     814,093
#   Sunspring Metal Corp........................................     667,000     703,218
#   Supreme Electronics Co., Ltd................................   4,212,441   4,067,380
    Sweeten Real Estate Development Co., Ltd....................   1,206,925     850,218
    Synnex Technology International Corp........................   5,999,550   7,496,967
    Sysage Technology Co., Ltd..................................     108,004     109,250
    Systex Corp.................................................   1,007,801   2,133,559
    T3EX Global Holdings Corp...................................     235,499     193,843
#   Ta Ya Electric Wire & Cable.................................   7,029,329   2,370,492
    Tah Hsin Industrial Corp....................................   1,472,900   1,306,705
    TAI Roun Products Co., Ltd..................................      63,000      21,807
#   TA-I Technology Co., Ltd....................................   1,163,170   2,049,683
*   Tai Tung Communication Co., Ltd.............................     558,000     349,289
    Taichung Commercial Bank Co., Ltd...........................  34,117,685  11,730,037
#   Taiflex Scientific Co., Ltd.................................   1,827,960   2,213,355
#   Tainan Enterprises Co., Ltd.................................   1,134,183     661,091
#   Tainan Spinning Co., Ltd....................................  16,897,485   6,672,913
#*  Tainergy Tech Co., Ltd......................................   2,172,000     379,280
#   Tai-Saw Technology Co., Ltd.................................     158,000      97,936

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- -----------
TAIWAN -- (Continued)
    Taishin Financial Holding Co., Ltd..........................  94,576,066 $42,183,080
#   Taisun Enterprise Co., Ltd..................................   2,234,423   1,302,181
#*  Taita Chemical Co., Ltd.....................................   2,481,864     816,134
    Taiwan Business Bank........................................  36,749,240  13,344,757
    Taiwan Cement Corp..........................................  61,592,697  76,338,000
    Taiwan Chinsan Electronic Industrial Co., Ltd...............     203,000     248,729
    Taiwan Cogeneration Corp....................................   2,535,333   2,125,720
    Taiwan Cooperative Financial Holding Co., Ltd...............  78,193,734  47,425,439
#   Taiwan Fertilizer Co., Ltd..................................   5,425,000   7,710,207
    Taiwan Fire & Marine Insurance Co., Ltd.....................   1,362,000     876,993
    Taiwan FU Hsing Industrial Co., Ltd.........................     667,000     767,183
    Taiwan Glass Industry Corp..................................  13,471,982   5,795,211
    Taiwan Hon Chuan Enterprise Co., Ltd........................     916,932   1,496,196
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd...............   1,732,000   1,069,168
#*  Taiwan Land Development Corp................................   9,188,322   2,473,861
#*  Taiwan Line Tek Electronic..................................     146,771     131,537
    Taiwan Navigation Co., Ltd..................................   1,663,000     963,991
    Taiwan PCB Techvest Co., Ltd................................   3,813,946   3,821,003
#   Taiwan Pulp & Paper Corp....................................   3,559,661   2,206,203
    Taiwan Shin Kong Security Co., Ltd..........................      39,000      48,395
    Taiwan Surface Mounting Technology Corp.....................   3,456,991   5,278,296
#   Taiwan TEA Corp.............................................   8,595,092   4,449,508
#   Taiyen Biotech Co., Ltd.....................................   1,382,217   1,387,690
*   Tatung Co., Ltd.............................................     701,342     626,116
    Te Chang Construction Co., Ltd..............................      80,260      73,277
    Teco Electric and Machinery Co., Ltd........................  17,834,725  10,883,276
    Test-Rite International Co., Ltd............................   1,514,266   1,112,106
*   Tex-Ray Industrial Co., Ltd.................................     501,000     153,195
    Thye Ming Industrial Co., Ltd...............................      26,000      27,143
    T-Mac Techvest PCB Co., Ltd.................................   1,551,000     782,431
    Ton Yi Industrial Corp......................................   3,425,600   1,455,750
#   Tong Yang Industry Co., Ltd.................................   1,160,000   1,486,165
#*  Tong-Tai Machine & Tool Co., Ltd............................   2,878,447   1,694,117
    Topoint Technology Co., Ltd.................................   1,969,459   1,190,685
#   TPK Holding Co., Ltd........................................   3,857,000   6,513,197
    Tripod Technology Corp......................................   2,828,000   7,608,459
    Tsann Kuen Enterprise Co., Ltd..............................     215,000     143,507
*   TSEC Corp...................................................   1,723,684     368,529
    Tung Ho Steel Enterprise Corp...............................  12,361,274   7,971,347
    TXC Corp....................................................   1,315,000   1,457,850
#   TYC Brother Industrial Co., Ltd.............................   1,472,723   1,165,956
#*  Tycoons Group Enterprise....................................   6,188,337   1,397,695
#   Tyntek Corp.................................................   2,284,097   1,302,229
    UDE Corp....................................................     368,000     324,844
    U-Ming Marine Transport Corp................................   1,831,000   1,829,747
#   Unimicron Technology Corp...................................  21,762,363  16,281,719
#   Union Bank Of Taiwan........................................  12,312,532   4,013,352
    Unitech Computer Co., Ltd...................................   1,565,739     985,070
#   Unitech Printed Circuit Board Corp..........................   7,337,466   3,703,881
#   United Microelectronics Corp................................ 186,854,681  71,363,112
    United Radiant Technology...................................      95,000      58,583
#*  United Renewable Energy Co., Ltd............................  19,156,450   5,228,851
*   Unity Opto Technology Co., Ltd..............................   2,924,000     830,047
    Univacco Technology, Inc....................................      46,000      30,409
    Universal Cement Corp.......................................   5,909,583   3,730,094
*   Unizyx Holding Corp.........................................   4,157,000   1,861,746
#   UPC Technology Corp.........................................  12,468,831   5,039,595
    USI Corp....................................................   8,090,827   3,167,228
    Usun Technology Co., Ltd....................................     191,100     214,501

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES       VALUE>>
                                                                 ----------- --------------
TAIWAN -- (Continued)
    Ve Wong Corp................................................   1,564,806 $    1,329,292
#   Victory New Materials, Ltd. Co..............................   1,004,170        590,173
    Waffer Technology Co., Ltd..................................      69,000         39,969
*   Wah Hong Industrial Corp....................................     395,516        248,493
    Wah Lee Industrial Corp.....................................   2,043,000      3,358,564
    Walsin Lihwa Corp...........................................  33,494,412     19,429,768
#   Walton Advanced Engineering, Inc............................   3,931,853      1,448,513
    Wan Hai Lines, Ltd..........................................   8,094,000      4,174,878
    Waterland Financial Holdings Co., Ltd.......................  32,487,337     10,528,463
    Weikeng Industrial Co., Ltd.................................   2,614,514      1,653,340
#   Well Shin Technology Co., Ltd...............................   1,081,080      1,837,986
*   Wha Yu Industrial Co., Ltd..................................     302,000        172,404
#   Winbond Electronics Corp....................................  46,592,572     23,109,661
    Winstek Semiconductor Co., Ltd..............................     247,000        187,612
    Wintek Corp.................................................  20,783,484        232,111
    Wisdom Marine Lines Co., Ltd................................   3,007,953      2,868,239
#   Wistron Corp................................................  43,117,343     30,218,663
    WPG Holdings, Ltd...........................................   8,663,284     11,106,525
#   WT Microelectronics Co., Ltd................................   7,539,751     10,104,856
*   WUS Printed Circuit Co., Ltd................................   2,864,739      1,526,129
*   Yang Ming Marine Transport Corp.............................  11,742,759      3,449,130
#   YC Co., Ltd.................................................   6,608,177      2,913,196
    YC INOX Co., Ltd............................................   4,977,833      4,093,590
    Yea Shin International Development Co., Ltd.................   1,074,825        563,208
#   Yeong Guan Energy Technology Group Co., Ltd.................   1,042,000      2,260,995
#   YFY, Inc....................................................  20,003,847      7,572,684
#   Yi Jinn Industrial Co., Ltd.................................   2,764,142      1,169,922
#   Yieh Phui Enterprise Co., Ltd...............................  15,232,025      5,001,879
#   Young Fast Optoelectronics Co., Ltd.........................   1,502,000        760,733
    Youngtek Electronics Corp...................................   1,115,047      1,543,912
    Yuanta Financial Holding Co., Ltd........................... 116,179,918     65,003,385
#   Yulon Motor Co., Ltd........................................  12,005,572      7,227,095
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.............     243,687        576,109
    Yungshin Construction & Development Co., Ltd................      47,000         49,269
    Zenitron Corp...............................................   2,495,000      1,762,327
#   Zero One Technology Co., Ltd................................     579,000        387,757
    Zhen Ding Technology Holding, Ltd...........................   3,812,000     10,018,221
    Zig Sheng Industrial Co., Ltd...............................   6,209,352      1,848,068
#   Zinwell Corp................................................     742,000        491,980
    ZongTai Real Estate Development Co., Ltd....................   2,355,159      1,459,056
                                                                             --------------
TOTAL TAIWAN....................................................              2,798,197,274
                                                                             --------------
THAILAND -- (3.3%)
    AAPICO Hitech PCL...........................................     123,300         87,613
    AAPICO Hitech PCL...........................................     769,560        546,827
    AJ Plast PCL................................................   1,465,000        379,819
    Ananda Development PCL......................................   6,294,700        717,264
    AP Thailand PCL.............................................  13,166,530      2,950,011
    Asia Aviation PCL...........................................   6,854,200        938,977
    Asia Aviation PCL...........................................     405,600         55,564
    Asia Plus Group Holdings PCL................................   4,806,900        513,885
    Bangchak Corp. PCL..........................................   4,605,400      4,753,914
    Bangkok Airways PCL.........................................   4,748,400      1,854,220
    Bangkok Bank PCL............................................   1,229,353      8,459,979
    Bangkok Insurance PCL.......................................     212,828      2,254,815
    Bangkok Land PCL............................................  95,225,996      5,120,579
    Bangkok Life Assurance PCL..................................     293,600        258,430
    Bangkok Ranch PCL...........................................   3,511,800        469,851
    Bank of Ayudhya PCL.........................................      95,100        115,669

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES      VALUE>>
                                                                 ----------- ------------
THAILAND -- (Continued)
    Banpu PCL...................................................  22,119,550 $ 11,752,726
    Better World Green PCL......................................   4,460,000      177,015
    Cal-Comp Electronics Thailand PCL...........................  27,745,614    1,509,724
    Charoen Pokphand Foods PCL..................................  28,967,900   25,266,073
    Charoong Thai Wire & Cable PCL..............................   1,189,400      306,463
    Esso Thailand PCL...........................................   3,328,800    1,161,364
*   G J Steel PCL...............................................  24,256,975      100,933
    GFPT PCL....................................................   4,175,200    1,937,758
    Golden Land Property Development PCL........................   3,042,600      715,791
    Hana Microelectronics PCL...................................   3,749,200    4,140,110
    ICC International PCL.......................................   2,500,100    3,220,902
    Ichitan Group PCL...........................................   3,600,900      394,177
    IRPC PCL....................................................  78,658,200   14,476,583
*   Italian-Thai Development PCL................................  14,428,500    1,182,267
    Kang Yong Electric PCL......................................         200        2,516
    Kasikornbank PCL............................................   8,119,501   51,977,281
    KGI Securities Thailand PCL.................................   9,440,500    1,408,105
    Khon Kaen Sugar Industry PCL................................  10,079,907    1,025,978
    Kiatnakin Bank PCL..........................................   3,989,800    8,747,741
    Krung Thai Bank PCL.........................................  25,899,300   16,413,736
    Lalin Property PCL..........................................     204,200       31,373
    LH Financial Group PCL......................................  16,993,446      777,807
    LPN Development PCL.........................................   7,442,001    1,679,319
*   MCOT PCL....................................................   1,028,300      297,867
    Millcon Steel PCL...........................................   5,225,313      224,115
*   Nation Multimedia Group PCL.................................   2,644,800       27,089
    Padaeng Industry PCL........................................   1,010,000      417,028
    Polyplex Thailand PCL.......................................   4,632,525    2,061,042
*   Precious Shipping PCL.......................................   6,382,150    1,675,078
    Property Perfect PCL........................................  46,704,300    1,151,070
    Pruksa Holding PCL..........................................   3,935,600    2,242,256
    PTT Exploration & Production PCL............................  11,693,900   46,038,240
    PTT Global Chemical PCL.....................................  25,217,141   54,885,671
    PTT PCL..................................................... 103,075,600  160,836,537
    Quality Houses PCL..........................................  22,802,697    2,160,390
    Regional Container Lines PCL................................   4,399,800      670,338
    Rojana Industrial Park PCL..................................   7,752,073    1,315,067
    Saha Pathana Inter-Holding PCL..............................   2,585,400    5,792,686
    Saha Pathanapibul PCL.......................................   1,587,933    2,681,074
    Saha-Union PCL..............................................   2,396,200    3,566,402
    Sahaviriya Steel Industries PCL.............................  90,527,440       27,237
    Samart Telcoms PCL..........................................     113,900       25,155
    Sansiri PCL.................................................  35,600,066    1,538,292
    SC Asset Corp. PCL..........................................  21,442,053    1,990,300
*   SCG Ceramics PCL............................................     456,027       31,528
    Sena Development PCL........................................   1,331,366      150,001
    Siam Commercial Bank PCL (The)..............................  11,739,200   50,161,901
    Siam Future Development PCL.................................   5,994,346    1,486,955
    Somboon Advance Technology PCL..............................   1,957,600    1,177,975
    Sri Ayudhya Capital PCL.....................................      85,100      109,635
    Sri Trang Agro-Industry PCL.................................   7,732,240    3,761,864
    Srithai Superware PCL.......................................  16,936,200      645,085
    Star Petroleum Refining PCL.................................  12,696,400    4,429,567
*   STP & I PCL.................................................     892,700      127,437
    Supalai PCL.................................................   3,464,600    2,140,251
*   Super Energy Corp. PCL......................................  46,486,800      863,002
    SVI PCL.....................................................   3,742,300      628,857
    Syntec Construction PCL.....................................   4,514,500      424,826
*   Tata Steel Thailand PCL.....................................  44,918,100    1,078,293

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES     VALUE>>
                                                                 ---------- ------------
THAILAND -- (Continued)
*   Thai Airways International PCL..............................  9,475,511 $  4,033,746
    Thai Oil PCL................................................ 10,280,200   23,691,267
    Thai Rayon PCL..............................................     58,700       75,154
    Thai Stanley Electric PCL...................................     43,100      309,015
    Thai Stanley Electric PCL, Class F..........................    174,600    1,251,833
    Thai Wacoal PCL.............................................     85,000      123,790
    Thaicom PCL.................................................  4,888,100    1,243,831
    Thanachart Capital PCL......................................  5,569,500    9,581,840
    Thitikorn PCL...............................................  1,713,900      526,637
    Thoresen Thai Agencies PCL..................................  6,672,278    1,099,855
    TIPCO Foods PCL.............................................     14,300        3,593
    TMB Bank PCL................................................ 83,433,300    5,875,114
    TPI Polene PCL.............................................. 50,694,540    3,472,396
    True Corp. PCL.............................................. 69,055,600   11,272,579
    Unique Engineering & Construction PCL.......................    121,700       40,122
    Univentures PCL.............................................  4,091,300      929,767
    Vinythai PCL................................................  3,120,717    2,437,241
                                                                            ------------
TOTAL THAILAND..................................................             600,691,050
                                                                            ------------
TURKEY -- (1.0%)
#   Akbank Turk A.S............................................. 26,900,488   36,942,677
#*  Akenerji Elektrik Uretim A.S................................  2,125,876      272,378
    Alarko Holding A.S..........................................  1,363,483      679,109
#   Albaraka Turk Katilim Bankasi A.S...........................  4,642,337    1,141,941
    Anadolu Anonim Turk Sigorta Sirketi.........................  3,142,800    2,617,719
    Anadolu Cam Sanayii A.S.....................................  2,664,287    1,506,901
    Anadolu Efes Biracilik Ve Malt Sanayii A.S..................    371,509    1,586,724
#*  Bagfas Bandirma Gubre Fabrikalari A.S.......................    403,271      451,732
#*  Bera Holding A.S............................................    304,438      123,787
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S...............    660,986    1,101,315
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.................    170,522      158,802
#   Cimsa Cimento Sanayi VE Ticaret A.S.........................    336,128      530,133
#*  Dogan Sirketler Grubu Holding A.S........................... 11,546,424    2,524,051
#   Dogus Otomotiv Servis ve Ticaret A.S........................    161,687      151,831
#   Eczacibasi Yatirim Holding Ortakligi A.S....................    282,215      440,190
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S............................................  1,908,942    1,098,658
#   Enka Insaat ve Sanayi A.S...................................  3,355,807    3,211,453
#*  Global Yatirim Holding A.S..................................  1,043,752      699,882
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S...............  1,934,165    1,221,889
#*  GSD Holding AS..............................................  3,856,556      642,427
#*  Ihlas Holding A.S........................................... 14,314,158      913,434
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S........  1,119,811    1,175,705
    Kordsa Teknik Tekstil A.S...................................    193,173      331,295
*   Metro Ticari ve Mali Yatirimlar Holding A.S.................    437,125       67,814
*   Pegasus Hava Tasimaciligi A.S...............................    431,372    2,528,907
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..........    620,843      413,373
#*  Sekerbank Turk AS...........................................  1,352,044      316,809
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................  1,806,234    1,157,850
#   Trakya Cam Sanayii A.S......................................  6,973,645    4,901,978
*   Turcas Petrol A.S...........................................    195,565       59,107
*   Turk Hava Yollari AO........................................  7,731,528   23,031,886
#   Turkiye Garanti Bankasi A.S................................. 27,105,546   47,555,278
#   Turkiye Halk Bankasi A.S....................................  5,894,414    8,689,657
    Turkiye Is Bankasi, Class C................................. 14,908,472   16,407,372
    Turkiye Sinai Kalkinma Bankasi A.S.......................... 14,508,312    2,388,156
    Turkiye Sise ve Cam Fabrikalari A.S.........................  6,546,281    8,614,198
#   Turkiye Vakiflar Bankasi TAO, Class D.......................  9,282,137    8,602,332

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                   SHARES       VALUE>>
                                                                 ---------- ---------------
TURKEY -- (Continued)
*   Yapi ve Kredi Bankasi A.S................................... 14,255,184 $     5,386,656
                                                                            ---------------
TOTAL TURKEY....................................................                189,645,406
                                                                            ---------------
TOTAL COMMON STOCKS.............................................             17,649,370,634
                                                                            ---------------
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
    Banco ABC Brasil S.A........................................  1,105,119       6,046,474
    Banco Bradesco SA...........................................  3,289,024      40,841,207
    Banco do Estado do Rio Grande do Sul SA, Class B............  2,257,468      14,548,552
    Banco Pan SA................................................  1,738,792       1,039,224
    Cia Brasileira de Distribuicao..............................  1,364,856      36,441,640
    Cia Ferro Ligas da Bahia - FERBASA..........................    611,234       3,865,737
    Eucatex SA Industria e Comercio.............................    256,928         309,996
    Gerdau SA...................................................    317,420       1,363,160
    Grazziotin SA...............................................      6,400          46,957
    Marcopolo SA................................................  4,204,845       4,706,763
    Petroleo Brasileiro SA...................................... 13,403,090      94,156,189
    Randon SA Implementos e Participacoes.......................  2,241,400       6,151,958
    Schulz SA...................................................     73,280         152,687
    Unipar Carbocloro SA........................................    564,475       5,800,174
    Usinas Siderurgicas de Minas Gerais SA, Class A.............  4,608,652      12,407,182
                                                                            ---------------
TOTAL BRAZIL....................................................                227,877,900
                                                                            ---------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA.........................................  1,634,618         905,489
    Grupo Argos SA..............................................    374,078       1,867,378
    Grupo de Inversiones Suramericana SA........................  1,042,360      11,105,079
                                                                            ---------------
TOTAL COLOMBIA..................................................                 13,877,946
                                                                            ---------------
SOUTH KOREA -- (0.0%)
*   CJ Corp.....................................................     14,663         483,214
                                                                            ---------------
TOTAL PREFERRED STOCKS..........................................                242,239,060
                                                                            ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/04/19.........................     38,279          70,561
                                                                            ---------------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20......... 18,246,797         493,633
                                                                            ---------------
MALAYSIA -- (0.0%)
*   Malayan Flour Mills Bhd Warrants 01/23/24...................    326,785          13,164
*   Sunway Bhd Warrants 10/03/24................................    453,226          34,302
                                                                            ---------------
TOTAL MALAYSIA..................................................                     47,466
                                                                            ---------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15.....................................    952,876               0
                                                                            ---------------
TOTAL RIGHTS/WARRANTS...........................................                    611,660
                                                                            ---------------
TOTAL INVESTMENT SECURITIES.....................................             17,892,221,354
                                                                            ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                              SHARES       VALUE+
                                                                                            ---------- ---------------
SECURITIES LENDING COLLATERAL -- (3.2%)....................................................
@(S) DFA Short Term Investment Fund........................................................ 51,182,651 $   592,234,455
                                                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $16,838,847,043)^^.......................................................................            $18,484,455,809
                                                                                                       ===============

As of January 31, 2019, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                   UNREALIZED
                                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index.    650     03/15/19  $ 31,965,817 $ 34,599,500   $2,633,683
S&P 500(R)/ /Emini Index.........    768     03/15/19    96,940,913  103,852,800    6,911,887
                                                       ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..........                      $128,906,730 $138,452,300   $9,545,570
                                                       ============ ============   ==========

Summary of the Fund's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------
                                                LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                              ------------ -------------- ------- --------------
Common Stocks
   Brazil.................................... $655,997,515 $  761,531,407   --    $1,417,528,922
   Chile.....................................   65,340,985    212,192,167   --       277,533,152
   China.....................................  301,034,090  2,878,262,433   --     3,179,296,523
   Colombia..................................   36,128,569             --   --        36,128,569
   Czech Republic............................           --     41,141,840   --        41,141,840
   Greece....................................           --      2,742,503   --         2,742,503
   Hong Kong.................................           --        248,336   --           248,336
   Hungary...................................           --     50,951,008   --        50,951,008
   India.....................................  130,609,070  2,120,476,941   --     2,251,086,011
   Indonesia.................................      574,093    504,873,644   --       505,447,737
   Malaysia..................................           --    498,329,535   --       498,329,535
   Mexico....................................  593,664,150             --   --       593,664,150
   Philippines...............................           --    200,369,000   --       200,369,000
   Poland....................................           --    259,327,321   --       259,327,321
   Russia....................................  141,111,058    243,973,815   --       385,084,873
   Singapore.................................           --        208,518   --           208,518
   South Africa..............................  154,821,660  1,130,181,122   --     1,285,002,782
   South Korea...............................  305,838,640  2,770,907,484   --     3,076,746,124
   Taiwan....................................   34,801,744  2,763,395,530   --     2,798,197,274
   Thailand..................................  600,663,813         27,237   --       600,691,050
   Turkey....................................           --    189,645,406   --       189,645,406
Preferred Stocks.............................
   Brazil....................................           --    227,877,900   --       227,877,900
   Colombia..................................   13,877,946             --   --        13,877,946
   South Korea...............................           --        483,214   --           483,214
Rights/Warrants..............................
   Brazil....................................           --         70,561   --            70,561
   Indonesia.................................           --        493,633   --           493,633
   Malaysia..................................           --         47,466   --            47,466

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ------------------------------------------------------
                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                              -------------- --------------- ------- ---------------
Securities Lending Collateral................             -- $   592,234,455   --    $   592,234,455
Futures Contracts**.......................... $    9,545,570              --   --          9,545,570
                                              -------------- ---------------   --    ---------------
TOTAL........................................ $3,044,008,903 $15,449,992,476   --    $18,494,001,379
                                              ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Fund:

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2019, the total cost of securities for federal income tax purposes was $16,838,847, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.EXHIBITS.

     (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value
Fund

By:  /s/ David P. Butler
     --------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 29, 2019

By:  /s/ Gerard K. O'Reilly
     --------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     --------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Emerging Markets
     Value Fund

Date: March 29, 2019

By:  /s/ Gerard K. O'Reilly
     --------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Emerging Markets
     Value Fund

Date: March 29, 2019

By:  /s/ Gregory K. Hinkle
     --------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets
     Value Fund

Date: March 29, 2019